                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-10325

                            MARKET VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                     335 Madison Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                     335 MADISON AVENUE, NEW YORK, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  DECEMBER 31

Date of reporting period: JUNE 30, 2012

Item 1. Report to Shareholders

SEMI-ANNUAL REPORT

J U N E  3 0,  2 0 1 2

(unaudited)

MARKET VECTORS
HARD ASSETS ETFs

MOO®

KOL®

GEX®

Agribusiness
ETF

Coal
ETF

Global
Alternative
Energy ETF

GDX®

GDXJ®

OIH

Gold
Miners
ETF

Junior Gold
Miners ETF

Oil Services ETF

REMX®

Rare Earth/
Strategic Metals ETF

HAP

RVE
Hard Assets
Producers
ETF

KWT®

Solar
Energy
ETF

SLX®

FRAK

NLR®

Steel
ETF

Unconventional
Oil & Gas ETF

Uranium+
Nuclear
Energy ETF

MARKET VECTORS HARD ASSETS ETFs

Dear Shareholder:

Throughout our history, we have tried to offer investors cost-efficient, transparent and liquid access to important, underrepresented asset classes, as well as improving exposure to segments of the market that we feel can be accessed differently or more efficiently.

Two events over the previous six months make this all the more evident:

■	Launch of Unconventional Oil & Gas ETF (ticker: FRAK)

■	Lowering of expenses for RVE Hard Assets Producers ETF (ticker: HAP)

ETF Launch

On February 14, 2012, Market Vectors ETFs launched its newest hard assets fund, Unconventional Oil & Gas ETF (FRAK). FRAK is the first ETF to offer investors targeted exposure to companies involved in the exploration, development, extraction, production and refining of unconventional oil and natural gas.

There is exciting potential in unconventional oil and gas. Unconventional natural gas production has been extremely successful in the United States and now focus is moving to unconventional oil production. We believe that technologies such as fracking have the potential to unlock vast sources of domestic oil and gas, increasing America’s energy independence, and creating new opportunities for investors.

Expense Reduction

We continually review our ETFs for opportunities to make them more cost efficient for investors. As a result, we announced in February the reduction of the expense cap of RVE Hard Assets Producers ETF (HAP).

HAP is a broad-based ETF that can serve as the core of any natural resources investment allocation and we expect the reduced pricing will make HAP a more attractive option for long-term investors.

The expense cap was lowered from 0.59% to 0.49%. This reduced expense limitation is capped contractually until at least May 1, 2013. As is typically the case, interest expenses and certain other expenses are excluded from the expense cap. The gross expense ratio for the fund is 0.67%.

Hard Assets Market Overview

During this six-month period, all sub-sectors of hard asset investing except agriculture faced headwinds. After a relatively calm first quarter, economic forces gained momentum in the second quarter, pulling prices of energy and base metals commodities broadly lower. The difficult environment for commodities was driven primarily by weaker global economic growth due to ongoing sovereign debt issues in Europe, signs of a manufacturing slowdown in China, and negative capital flows in emerging markets. Commodity price declines accelerated in the second quarter on U.S. data suggesting weaker-than-expected job growth.

Crude oil prices fell by 14.03% for the six months, with most of the decline coming in the second quarter. U.S. national average gasoline prices dropped by 15.16% in the second quarter.

On the whole, hard assets equities fared somewhat better than commodities. The RogersTM-Van Eck Hard Assets Producers Index1 lost 0.20% for the six months, lagging well behind the S&P® 500 Index’s2 gain of 9.49%. The S&P® North American Natural Resources Sector Total Return Index3 lost 5.89% in the first six months of the year. Among sub-sectors of hard assets producer equities, solar and alternative continued with weak performance, and coal stocks were impacted by worrisome news on several fronts.

MARKET VECTORS HARD ASSETS ETFs

Most agricultural commodities and producer equities produced positive returns for the six months as unusual weather patterns led to forecasts of below-average crop yields. During the second quarter, drought conditions developed in key grain-growing regions of the U.S., driving up prices of corn, wheat and soybeans. Over the full six months, soybeans increased by 26.22% and wheat by 13.21%.

In the precious metals sector, producer equities continued to lag well behind bullion. Gold prices gained 2.16% and silver prices declined by 1.30% for the six months. Miner stocks continued to face downward pressures due to rising operating costs and general market aversion to equities. The NYSE Arca Gold Miners Index4 declined by 12.73% for the six months.

Base metals equities suffered as perceptions of slowing economic growth in China and Europe affected the outlook for companies in these economically-sensitive sectors. A decline in demand for steel, which is driven by industries such as construction and automobiles, negatively steel producers’ equities this year, as has global steel-making overcapacity. Over the six-month period, the NYSE Arca Steel Index5 declined 6.20%.

After reaching all-time highs in 2011, prices of rare earth and strategic metals began declining and have continued to soften in early 2012. Rare earth and strategic metals are used in products ranging from jet engines to flat screen TVs and demand has been dampened by the global economic slowdown. Market Vectors® Rare Earth/Strategic Metals Index6 returned -10.74% for the six months.

Uranium prices peaked at about $65 per pound just prior to the Fukushima nuclear disaster in March of 2011. Falling sharply in response to the crisis and its aftermath, prices have stabilized in the $50-53 for most of 2012. DAXglobal®Nuclear Energy Index7 returned -5.25% over the period.

Over the period, natural gas commodity prices continued to decline, to a wellhead price of below $2 per thousand cubic feet in April, before rebounding in May and June. Concerns over commodity prices also weighed on the performance of producer equities in the unconventional sector. Market Vectors® Unconventional Oil & Gas Index8 returned -15.65% from the fund’s inception through June 30.

Looking forward to the second half of 2012, we believe hard asset investments may be influenced by national election results and policy decisions. In long-term perspective, global demand keeps rising for all types of energy and agricultural commodities, and countries around the world are recognizing relationships between commodity supplies, economic growth and national security. For several years, U.S. companies have poured vast resources into unconventional shale gas exploration projects. This has led to abundant and cheap sources of natural gas, as well as opportunities for conversions to gas from coal and oil. Global oil production is expected to accelerate with the return of drilling activity to the deepwater Gulf of Mexico, along with exploration success in opening basins off Africa’s coasts.

Summary

We continue to believe that the underlying fundamentals are strong for many segments of hard assets, as well as leading companies that produce them. The second quarter of 2012 has provided a reminder that many sectors of the hard assets complex are economically sensitive. They can sell off sharply when investor sentiment perceives slowing global GDP growth, especially in countries such as China that previously have shown an insatiable appetite for commodities and hard assets. Despite this sentiment, China’s growth trajectory is far from clear, and some forecasts point to a bottoming of GDP growth at around 7% in the third or fourth quarters of this year.

The gap between producer equities and commodity prices has continued to widen in some hard assets sub-sectors during 2012, especially gold. This trend could make producer stocks attractive if and when global growth and inflation heat up and commodity price trends strengthen. The catalysts for the next cycle of global growth may be the expanding middle class in emerging markets (e.g., Mexico and Indonesia) and frontier markets (e.g., Africa and Vietnam), where GDP growth has stayed relatively strong this year despite economic anxieties across much of the developed world.

I want to thank you for your participation in the Market Vectors ETF Trust. Please contact us at 1.888.MKT.VCTR or visit marketvectorsetfs.com if you have any questions.

We value your ongoing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
Market Vectors ETF Trust

July 20, 2012

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made. Results reflect past performance and do not guarantee future results.

[1]

RogersTM-Van Eck Hard Assets Producers Index (RVEIT) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the production and distribution of commodities and commodity-related products and services.

[2]	S&P® 500 Index, calculated with dividends reinvested, consists of 500 widely held common stocks covering industrial, utility, financial and transportation sectors.

[3]	S&P® North American Natural Resources Sector Total Return Index (SPGINRTR) includes mining, energy, paper and forest products, and plantation-owning companies.

[4]	NYSE Arca Gold Miners Index (GDM) is a market capitalization-weighted index comprised of publicly traded companies involved primarily in the mining for gold.

[5]

NYSE Arca Steel Index (STEEL) is a modified capitalization-weighted index comprised of publicly traded companies predominantly involved in the production of steel products or mining and processing of iron ore.

[6]

Market Vectors® Rare Earth/Strategic Metals Index (MVREMXTR) is a rules-based, modified capitalization-weighted, float-adjusted index comprised of publicly traded companies engaged in a variety of activities that are related to the mining, refining and manufacturing of rare earth/strategic metals.

[7]

DAXglobal® Nuclear Energy Index (DXNE) is a modified capitalization-weighted index intended to track the movements of securities of companies engaged in the nuclear energy industry that are traded on leading global exchanges.

[8]

Market Vectors® Unconventional Oil & Gas Index (MVFRAKTR) is a rules-based, modified capitalization-weighted, float-adjusted index intended to track the overall performance of companies involved in the exploration, development, extraction, production and/or refining of unconventional oil and natural gas.

MARKET VECTORS AGRIBUSINESS ETF

PERFORMANCE COMPARISON
(unaudited)

Total Return	Share Price[1]	NAV	DXAG[2]

Year to Date	5.15%	5.19%	5.10%
One Year	(7.23)%	(6.65)%	(6.40)%
Life* (annualized)	4.76%	4.79%	5.33%
Life* (cumulative)	25.19%	25.40%	28.50%

*since 8/31/07

Commencement date for the Market Vectors Agribusiness ETF (MOO) was 8/31/07.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/31/07) to the first day of secondary market trading in shares of the Fund (9/5/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf.

Gross Expense Ratio 0.54% / Net Expense Ratio 0.54%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.56% of the Fund’s average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in cash. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

DAXglobal® Agribusiness Index (DXAG), a trademark of Deutsche Börse AG, is licensed for use by Van Eck Associates Corporation in connection with Market Vectors Agribusiness ETF (MOO). Market Vectors Agribusiness ETF is not sponsored, endorsed, sold or promoted by Deutsche Börse AG and Deutsche Börse AG makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

DAXglobal® Agribusiness Index (DXAG) is a modified capitalization-weighted index designed to track the movements of securities of companies engaged in the agriculture business that are traded on leading global exchanges.

MARKET VECTORS COAL ETF

PERFORMANCE COMPARISON
(unaudited)

Total Return	Share Price[1]	NAV	TCOAL[2]

Year to Date	(23.94)%	(24.09)%	(24.61)%
One Year	(47.53)%	(47.27)%	(47.27)%
Life* (annualized)	(9.88)%	(9.81)%	(9.32)%
Life* (cumulative)	(37.19)%	(36.99)%	(35.43)%

*since 1/10/08

Commencement date for the Market Vectors Coal ETF (KOL) was 1/10/08.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/10/08) to the first day of secondary market trading in shares of the Fund (1/14/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf.

Gross Expense Ratio 0.67% / Net Expense Ratio 0.60%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.59% of the Fund’s average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Stowe Coal IndexSM (TCOAL) is a trademark of Stowe Global Indexes LLC and is licensed for use by Van Eck Associates Corporation in connection with Market Vectors Coal ETF (KOL). Market Vectors Coal ETF is not sponsored, endorsed, sold or promoted by Stowe Global Indexes LLC and Stowe Global Indexes LLC makes no representation regarding the advisability of investing in the product(s). The Stowe Coal IndexSM is calculated and maintained by Standard & Poor’s Custom Indices. Market Vectors Coal ETF is not sponsored, endorsed, sold or promoted by Standard & Poor’s Custom Indices, and Standard & Poor’s Custom Indices makes no representation regarding the advisability of investing in such product(s).

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

Stowe Coal IndexSM (TCOAL) is a rules-based, modified capitalization-weighted, float-adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the coal industry.

MARKET VECTORS GLOBAL ALTERNATIVE ENERGY ETF

PERFORMANCE COMPARISON
(unaudited)

Total Return	Share Price[1]	NAV	AGIXLT[2]

Year to Date	(6.32)%	(6.11)%	(6.71)%
One Year	(43.54)%	(43.23)%	(43.66)%
Five Year	(24.29)%	(24.08)%	(24.49)%
Life* (annualized)	(22.41)%	(22.31)%	(22.59)%
Life* (cumulative)	(73.00)%	(72.81)%	(73.31)%

*since 5/3/07

Commencement dates for the Market Vectors Global Alternative Energy ETF (GEX) was 5/3/07.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (5/3/07) to the first day of secondary market trading in shares of the Fund (5/9/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf.

Gross Expense Ratio 0.79% / Net Expense Ratio 0.62%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.62% of the Fund’s average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in cash. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

“Ardour Global IndexesSM, LLC”, “ARDOUR GLOBAL INDEXSM (Extra Liquid)”, and “ARDOUR – XLSM” are service marks of Ardour Global IndexesSM, LLC and have been licensed for use by Van Eck Associates Corporation in connection with Market Vectors Global Alternative Energy ETF (GEX). Market Vectors Global Alternative Energy ETF is not sponsored, endorsed, sold or promoted by Ardour Global IndexesSM, LLC and Ardour Global IndexesSM, LLC makes no representation regarding the advisability of investing in the Fund. AGIXLT is calculated by Dow Jones Indexes. The Fund, based on the AGIXLT, is not sponsored, endorsed, sold or promoted by Dow Jones Indexes, and Dow Jones Indexes makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

Ardour Global IndexSM (Extra Liquid) (AGIXLT) is a rules-based, global capitalization-weighted, float adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the alternative energy industry.

MARKET VECTORS GOLD MINERS ETF

PERFORMANCE COMPARISON
(unaudited)

Total Return	Share Price[1]	NAV	GDM[2]

Year to Date	(12.95)%	(13.07)%	(12.73)%
One Year	(17.75)%	(17.81)%	(17.27)%
Five Year	3.97%	3.98%	4.52%
Life* (annualized)	2.49%	2.49%	3.02%
Life* (cumulative)	16.25%	16.25%	20.01%

*since 5/16/06

Commencement date for the Market Vectors Gold Miners ETF (GDX) was 5/16/06.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (5/16/06) to the first day of secondary market trading in shares of the Fund (5/22/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf.

Gross Expense Ratio 0.52% / Net Expense Ratio 0.52%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.53% of the Fund’s average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

NYSE Arca Gold Miners Index (GDM), a trademark of NYSE Euronext or its affiliates (NYSE Euronext), is licensed for use by Van Eck Associates Corporation in connection with Market Vectors Gold Miners ETF (GDX). Market Vectors Gold Miners ETF is not sponsored, endorsed, sold or promoted by NYSE Euronext and NYSE Euronext makes no representation as to the accuracy and/or completeness of GDM or results to be obtained by any person from using GDM in connection with trading the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	NYSE Arca Gold Miners Index (GDM) is a modified capitalization-weighted index comprised of publicly traded companies involved primarily in the mining for gold.

MARKET VECTORS JUNIOR GOLD MINERS ETF

PERFORMANCE COMPARISON
(unaudited)

Total Return	Share Price[1]	NAV	MVGDXJTR[2]

Year to Date	(22.23)%	(22.00)%	(21.51)%
One Year	(40.71)%	(40.54)%	(39.96)%
Life* (annualized)	(4.38)%	(4.61)%	(4.24)%
Life* (cumulative)	(11.13)%	(11.69)%	(10.78)%

*since 11/10/09

Commencement date for the Market Vectors Junior Gold Miners ETF (GDXJ) was 11/10/09.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (11/10/09) to the first day of secondary market trading in shares of the Fund (11/11/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf.

Gross Expense Ratio 0.55% / Net Expense Ratio 0.55%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.56% of the Fund’s average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors® Junior Gold Miners Index (MVGDXJTR) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Structured Solutions AG to maintain and calculate MVGDXJTR. Structured Solutions AG uses its best efforts to ensure that MVGDXJTR is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in MVGDXJTR to third parties. Market Vectors Junior Gold Miners ETF is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

Market Vectors Junior Gold Miners Index (MVGDXJTR) is a rules-based, modified capitalization-weighted, float-adjusted index comprised of a global universe of publicly traded small- and medium-capitalization companies that generate at least 50% of their revenues from gold and/or silver mining, hold real property that has the potential to produce at least 50% of the company’s revenue from gold or silver mining when developed, or primarily invest in gold or silver.

MARKET VECTORS OIL SERVICES ETF

PERFORMANCE COMPARISON
(unaudited)

Total Return	Share Price[1]	NAV	MVOIHTR[2]

Year to Date	(6.92)%	(6.97)%	(6.95)%
Life* (cumulative)	(5.56)%	(6.41)%	(6.37)%

*since 12/20/11

Commencement date for the Market Vectors Oil Services ETF (OIH) was 12/20/2011.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/20/11) to the first day of secondary market trading in shares of the Fund (12/21/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf.

Gross Expense Ratio 0.39% / Net Expense Ratio 0.35%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of the Fund’s average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors® US Listed Oil Services 25 Index (MVOIHTR) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Structured Solutions AG to maintain and calculate MVOIHTR. Structured Solutions AG uses its best efforts to ensure that MVOIHTR is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in MVOIHTR to third parties. Market Vectors Oil Services ETF is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

Market Vectors US Listed Oil Services 25 Index (MVOIHTR) is a rules-based, modified capitalization-weighted, float-adjusted index intended to track the overall performance of 25 of the largest U.S. listed, publicly traded oil services companies.

MARKET VECTORS RARE EARTH/STRATEGIC METALS ETF

PERFORMANCE COMPARISON
(unaudited)

Total Return	Share Price[1]	NAV	MVREMXTR[2]

Year to Date	(8.18)%	(9.67)%	(10.74)%
One Year	(43.51)%	(43.51)%	(44.55)%
Life* (annualized)	(16.62)%	(16.88)%	(17.67)%
Life* (cumulative)	(26.24)%	(26.62)%	(27.78)%

*since 10/27/10

Commencement date for the Market Vectors Rare Earth/Strategic Metals ETF (REMX) was 10/27/10.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (10/27/10) to the first day of secondary market trading in shares of the Fund (10/28/10), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf.

Gross Expense Ratio 0.63% / Net Expense Ratio 0.58%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.57% of the Fund’s average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in cash. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors® Rare Earth/Strategic Metals Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties. Market Vectors Rare Earth/Strategic Metals ETF is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

Market Vectors Rare Earth/Strategic Metals Index (MVREMXTR) is a rules-based, modified capitalization-weighted, float-adjusted index comprised of publicly traded companies engaged in a variety of activities that are related to the mining, refining and manufacturing of rare earth/strategic metals.

MARKET VECTORS RVE HARD ASSETS PRODUCERS ETF

PERFORMANCE COMPARISON
(unaudited)

Total Return	Share Price[1]	NAV	RVEIT[2]

Year to Date	0.12%	0.00%	(0.20)%
One Year	(14.69)%	(14.42)%	(14.41)%
Life* (annualized)	(3.13)%	(3.13)%	(2.90)%
Life* (cumulative)	(11.47)%	(11.49)%	(10.66)%

*since 8/29/08

Commencement date for the Market Vectors RVE Hard Assets Producers ETF (HAP) was 8/29/08.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/29/08) to the first day of secondary market trading in shares of the Fund (9/3/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf.

Gross Expense Ratio 0.67% / Net Expense Ratio 0.53%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.49% of the Fund’s average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation. The Fund expense cap prior to May 1, 2012 was 0.59%

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in cash. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

The RogersTM-Van Eck Hard Assets Producers Index has been licensed by Van Eck Associates Corporation from S-Network Global Indexes, LLC in connection with Market Vectors RVE Hard Assets Producers ETF (HAP). Market Vectors RVE Hard Assets Producers ETF is not sponsored, endorsed, sold or promoted by S-Network Global Indexes, LLC, which makes no representation regarding the advisability of investing in the Fund.

“Jim Rogers,” “James Beeland Rogers, Jr.,” and “Rogers,” are trademarks, service marks and/or registered trademarks of Beeland Interests, Inc. (“Beeland Interests”), which is owned and controlled by James Beeland Rogers, Jr., and are used subject to license. The personal names and likeness of Jim Rogers/James Beeland Rogers, Jr. are owned and licensed by James Beeland Rogers, Jr.

The Fund is not sponsored, endorsed, sold or promoted by Beeland Interests or James Beeland Rogers, Jr. Neither Beeland Interests nor James Beeland Rogers, Jr. makes any representation or warranty, express or implied, nor accepts any responsibility, regarding the accuracy or completeness of this material, or the advisability of investing in securities or commodities generally, or in the Fund or in futures particularly.

BEELAND INTERESTS AND ITS AFFILIATES AND VAN ECK AND ITS AFFILIATES SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS, AND MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF HAP, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF RVEI. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL BEELAND INTERESTS OR VAN ECK OR ANY THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

The RogersTM-Van Eck Hard Assets Producers Index is a rules-based, modified capitalization-weighted, float adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the production and distribution of commodities and commodity-related products and services.

MARKET VECTORS SOLAR ENERGY ETF

PERFORMANCE COMPARISON
(unaudited)

Total Return	Share Price[1]	NAV	SOLRXT[2]

Year to Date	(29.27)%	(29.00)%	(30.69)%
One Year	(74.09)%	(73.97)%	(74.97)%
Life* (annualized)	(47.16)%	(47.11)%	(47.63)%
Life* (cumulative)	(93.10)%	(93.07)%	(93.35)%

*since 4/21/08

Commencement date for the Market Vectors Solar Energy ETF (KWT) was 4/21/08.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/21/08) to the first day of secondary market trading in shares of the Fund (4/23/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf.

Gross Expense Ratio 1.60% / Net Expense Ratio 0.66%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.65% of the Fund’s average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in cash. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

“Ardour Global IndexesSM, LLC” and “Ardour Solar Energy IndexSM” (SOLRXT) are service marks of Ardour Global IndexesSM, LLC and have been licensed for use by Van Eck Associates Corporation in connection with Market Vectors Solar Energy ETF (KWT). Market Vectors Solar Energy ETF is not sponsored, endorsed, sold or promoted by Ardour Global IndexesSM, LLC and Ardour Global IndexesSM, LLC makes no representation regarding the advisability of investing in the Fund. SOLRXT is calculated by Dow Jones Indexes. The Fund, based on the SOLRXT, is not sponsored, endorsed, sold or promoted by Dow Jones Indexes, and Dow Jones Indexes makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

Ardour Solar Energy IndexSM (SOLRXT) is a rules-based, modified global capitalization-weighted, float-adjusted index intended to give investors a means of tracking the overall performance of a global universe of listed companies engaged in the solar energy industry.

MARKET VECTORS STEEL ETF

PERFORMANCE COMPARISON
(unaudited)

Total Return	Share Price[1]	NAV	STEEL[2]

Year to Date	(6.27)%	(6.42)%	(6.20)%
One Year	(33.95)%	(33.91)%	(33.78)%
Five Year	(5.50)%	(5.62)%	(5.33)%
Life* (annualized)	3.61%	3.61%	3.97%
Life* (cumulative)	22.49%	22.50%	24.98%

*since 10/10/06

Commencement date for the Market Vectors Steel ETF was 10/10/06.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (10/10/06) to the first day of secondary market trading in shares of the Fund (10/16/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf.

Gross Expense Ratio 0.60% / Net Expense Ratio 0.56%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.55% of the Fund’s average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

NYSE Arca Steel Index (STEEL) is a trademark of NYSE Euronext or its affiliates (NYSE Euronext), is licensed for use by Van Eck Associates Corporation in connection with Market Vectors Steel ETF (SLX). Market Vectors Solar Energy ETF is not sponsored, endorsed, sold or promoted by NYSE Euronext and NYSE Euronext makes no representation as to the accuracy and/or completeness of STEEL or the results to be obtained by any person from the using STEEL in connection with trading the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

NYSE Arca Steel Index (STEEL) is a modified capitalization-weighted index comprised of publicly traded companies predominantly involved in the production of steel products or mining and processing of iron ore.

MARKET VECTORS UNCONVENTIONAL OIL & GAS ETF

PERFORMANCE COMPARISON
(unaudited)

Total Return	Share Price[1]	NAV	MVFRAKTR[2]

Life* (cumulative)	(15.95)%	(15.71)%	(15.65)%

*since 2/14/12

Commencement date for the Market Vectors Unconventional Oil & Gas ETF (FRAK) was 2/14/2012.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/14/12) to the first day of secondary market trading in shares of the Fund (2/15/12), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf.

Gross Expense Ratio 1.57% / Net Expense Ratio 0.54%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.54% of the Fund’s average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

Market Vectors® Unconventional Oil & Gas Index (MVFRAKTR) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Structured Solutions AG to maintain and calculate MVFRAKTR. Structured Solutions AG uses its best efforts to ensure that MVFRAKTR is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in MVFRAKTR to third parties. Market Vectors Unconventional Oil & Gas ETF is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

Market Vectors Unconventional Oil & Gas Index (MVFRAKTR) is a rules-based, modified capitalization-weighted, float-adjusted index intended to track the overall performance of companies involved in the exploration, development, extraction, production and/or refining of unconventional oil and natural gas.

MARKET VECTORS URANIUM+NUCLEAR ENERGY ETF

PERFORMANCE COMPARISON
(unaudited)

Total Return	Share Price[1]	NAV	DXNE[2]

Year to Date	(3.98)%	(4.28)%	(5.25)%
One Year	(25.16)%	(25.06)%	(25.73)%
Life* (annualized)	(15.14)%	(15.09)%	(14.90)%
Life* (cumulative)	(55.14)%	(55.01)%	(54.51)%

*since 8/13/07

Commencement date for the Market Vectors Uranium+Nuclear Energy ETF (NLR) was 8/13/07.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/13/07) to the first day of secondary market trading in shares of the Fund (8/15/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf.

Gross Expense Ratio 0.69% / Net Expense Ratio 0.60%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of the Fund’s average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a Market Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. Market Vectors ETF investors should not expect to buy or sell shares at NAV.

DAXglobal® Nuclear Energy Index (DXNE), a trademark of Deutsche Börse AG, is licensed for use by Van Eck Associates Corporation in connection with Market Vectors Uranium+Nuclear Energy ETF (NLR). Market Vectors Uranium+Nuclear Energy ETF is not sponsored, endorsed, sold or promoted by Deutsche Börse AG and Deutsche Börse AG makes no representation as to the accuracy and/or completeness of DXNE or results to be obtained by any person using DXNE in connection with trading the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]

DAXglobal® Nuclear Energy Index (DXNE) is a modified capitalization-weighted index intended to track the movements of securities of companies engaged in the nuclear energy industry that are traded on leading global exchanges.

MARKET VECTORS ETF TRUST

EXPLANATION OF EXPENSES
(unaudited)

Hypothetical $1,000 investment at beginning of period
As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2012 to June 30, 2012.

Actual Expenses
The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as program fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPLANATION OF EXPENSES
(unaudited)

	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Annualized Expense Ratio During Period	Expenses Paid During the Period January 1, 2012- June 30, 2012

Agribusiness ETF*
Actual	$1,000.00	$1,051.90	0.54%	$2.75
Hypothetical**	$1,000.00	$1,022.18	0.54%	$2.72

Coal ETF*
Actual	$1,000.00	$759.10	0.60%	$2.62
Hypothetical**	$1,000.00	$1,021.88	0.60%	$3.02

Global Alternative Energy ETF*
Actual	$1,000.00	$938.90	0.62%	$2.99
Hypothetical**	$1,000.00	$1,021.78	0.62%	$3.12

Gold Miners ETF*
Actual	$1,000.00	$869.30	0.52%	$2.42
Hypothetical**	$1,000.00	$1,022.28	0.52%	$2.61

Junior Gold Miners ETF*
Actual	$1,000.00	$780.00	0.55%	$2.43
Hypothetical**	$1,000.00	$1,022.13	0.55%	$2.77

Oil Services ETF*
Actual	$1,000.00	$930.30	0.35%	$1.68
Hypothetical**	$1,000.00	$1,023.12	0.35%	$1.76

Rare Earth/Strategic Metals ETF*
Actual	$1,000.00	$903.30	0.58%	$2.74
Hypothetical**	$1,000.00	$1,021.98	0.58%	$2.92

RVE Hard Asset Producers ETF*
Actual	$1,000.00	$1,000.00	0.53%	$2.64
Hypothetical**	$1,000.00	$1,022.23	0.53%	$2.66

Solar Energy ETF*
Actual	$1,000.00	$710.00	0.66%	$2.81
Hypothetical**	$1,000.00	$1,021.58	0.66%	$3.32

Steel ETF*
Actual	$1,000.00	$935.80	0.56%	$2.70
Hypothetical**	$1,000.00	$1,022.08	0.56%	$2.82

Unconventional Oil & Gas ETF***
Actual	$1,000.00	$842.90	0.54%	$1.86
Hypothetical**	$1,000.00	$1,016.69	0.54%	$2.04

Uranium+Nuclear Energy ETF*
Actual	$1,000.00	$957.20	0.60%	$2.92
Hypothetical**	$1,000.00	$1,021.88	0.60%	$3.02

*

Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2012) multiplied by the average account value over the period, multiplied by 182 and divided by 366 (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
***

Expenses are equal to the Fund’s annualized expense ratio (for the period from February 14, 2012 to June 30, 2012) multiplied by the average account value over the period, multiplied by 137 and divided by 366 (to reflect the period from inception).

AGRIBUSINESS ETF

SCHEDULE OF INVESTMENTS
June 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Argentina: 0.1%
828,624	Cresud S.A.C.I.F. y A (ADR)	$5,941,234

Australia: 2.5%
3,276,372	GrainCorp. Ltd. #	32,125,206
26,907,790	Incitec Pivot Ltd. #	79,615,049
4,330,785	Nufarm Ltd. #	22,653,294

		134,393,549

Brazil: 4.7%
14,411,166	Brasil Foods S.A. (ADR) †	218,905,612
2,880,463	Cosan Ltd. (Class A) (USD)	36,553,075

		255,458,687

Canada: 10.3%
2,313,624	Maple Leaf Foods, Inc.	26,575,641
9,912,347	Potash Corp. of Saskatchewan, Inc. (USD) †	433,070,440
6,140,679	Viterra, Inc.	97,279,872

		556,925,953

China / Hong Kong: 1.4%
64,396,000	Chaoda Modern Agriculture Holdings Ltd. * † #	5,152,278
66,708,100	China Agri-Industries Holdings Ltd. #	36,801,851
29,244,000	China BlueChemical Ltd. #	16,728,348
116,032,000	Sinofert Holdings Ltd. † #	18,054,207

		76,736,684

Indonesia: 1.6%
26,015,376	Astra Agro Lestari Tbk PT #	56,187,273
112,715,010	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	32,360,633

		88,547,906

Ireland: 0.7%
4,865,889	Glanbia Plc #	36,174,568

Japan: 3.6%
21,238,000	Kubota Corp. † #	196,625,488

Luxembourg: 0.3%
1,991,256	Adecoagro S.A. (USD) *	18,259,818

Malaysia: 5.6%
105,683,155	IOI Corp. Bhd #	173,714,219
17,634,770	Kuala Lumpur Kepong Bhd #	128,145,757

		301,859,976

Netherlands: 3.6%
3,960,273	CNH Global N.V. (USD) * †	153,896,209
580,192	Nutreco Holding N.V. #	40,574,193

		194,470,402

Norway: 3.9%
4,752,294	Yara International ASA #	208,115,755

Singapore: 9.3%
26,014,000	First Resources Ltd. † #	39,781,994
200,547,745	Golden Agri-Resources Ltd. #	107,103,071
23,734,520	Indofood Agri Resources Ltd. † #	27,203,679
40,338,590	Olam International Ltd. † #	58,421,920
92,670,751	Wilmar International Ltd. #	267,193,521

		499,704,185

Switzerland: 7.0%
1,106,666	Syngenta A.G. #	379,900,321

Ukraine: 0.5%
1,316,417	Kernel Holding SA * #	24,167,601

United Kingdom: 1.5%
7,693,122	Tate & Lyle Plc #	78,245,527

United States: 43.3%
1,606,117	AGCO Corp. *	73,447,730
2,610,595	Agrium, Inc. †	230,959,340
305,624	Andersons, Inc.	13,037,920
9,526,703	Archer-Daniels-Midland Co.	281,228,273
2,410,774	Bunge Ltd.	151,251,961
1,084,390	CF Industries Holdings, Inc.	210,089,719
758,987	Chiquita Brands International, Inc. *	3,794,935
1,943,009	Darling International, Inc. *	32,040,218
4,510,994	Deere & Co.	364,804,085
1,262,566	Ingredion Inc.	62,522,268
1,243,744	Intrepid Potash, Inc. *	28,307,613
209,968	Lindsay Corp.	13,626,923
5,191,757	Monsanto Co.	429,773,644
4,813,786	Mosaic Co.	263,602,921
4,277,638	Pilgrim’s Pride Corp. *	30,585,112
2,660,935	Smithfield Foods, Inc. *	57,556,024
4,882,171	Tyson Foods, Inc.	91,931,280

		2,338,559,966

Total Common Stocks
(Cost: $5,601,639,098)		5,394,087,620

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 6.5%
(Cost: $348,105,868)
348,105,868	Bank of New York Overnight Government Fund	348,105,868

Total Investments: 106.4%
(Cost: $5,949,744,966)		5,742,193,488
Liabilities in excess of other assets: (6.4)%		(344,078,250)

NET ASSETS: 100.0%		$5,398,115,238

See Notes to Financial Statements

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $334,931,745.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,065,045,753 which represents 38.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Agricultural Chemicals	42.6%	$2,298,217,357
Agricultural Operations	25.9	1,399,656,289
Alternative Waste Technology	0.6	32,040,218
Chemicals – Diversified	0.4	22,653,294
Food – Dairy Products	0.7	36,174,568
Food – Meat Products	7.3	394,968,557
Food – Miscellaneous / Diversified	2.0	106,891,396
Food – Wholesale / Distribution	1.1	58,421,920
Machinery – Farm	14.9	802,400,435
Poultry	0.6	30,585,112
Sugar	2.1	114,798,602
Transport – Services	1.8	97,279,872

	100.0%	$5,394,087,620

The summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Argentina	$5,941,234	$—	$—	$5,941,234
Australia	—	134,393,549	—	134,393,549
Brazil	255,458,687	—	—	255,458,687
Canada	556,925,953	—	—	556,925,953
China / Hong Kong	—	76,736,684	—	76,736,684
Indonesia	—	88,547,906	—	88,547,906
Ireland	—	36,174,568	—	36,174,568
Japan	—	196,625,488	—	196,625,488
Luxembourg	18,259,818	—	—	18,259,818
Malaysia	—	301,859,976	—	301,859,976
Netherlands	153,896,209	40,574,193	—	194,470,402
Norway	—	208,115,755	—	208,115,755
Singapore	—	499,704,185	—	499,704,185
Switzerland	—	379,900,321	—	379,900,321
Ukraine	—	24,167,601	—	24,167,601
United Kingdom	—	78,245,527	—	78,245,527
United States	2,338,559,966	—	—	2,338,559,966
Money Market Fund	348,105,868	—	—	348,105,868

Total	$3,677,147,735	$2,065,045,753	$—	$5,742,193,488

See Notes to Financial Statements

COAL ETF

SCHEDULE OF INVESTMENTS
June 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Australia: 7.7%
851,943	Aquila Resources Ltd. * † #	$2,654,853
1,055,002	New Hope Corp. Ltd. † #	4,364,771
1,487,527	Whitehaven Coal Ltd. † #	6,404,755

		13,424,379

China / Hong Kong: 20.2%
9,110,095	China Coal Energy Co. Ltd. #	7,564,952
4,233,408	China Shenhua Energy Co. Ltd. #	14,981,216
13,608,067	Fushan International Energy Group Ltd. #	3,548,399
4,461,307	Hidili Industry International Development Ltd. * † #	1,250,632
5,067,961	Yanzhou Coal Mining Co. Ltd. * #	7,987,596

		35,332,795

Indonesia: 17.4%
56,560,215	Adaro Energy Tbk PT #	8,840,679
57,462,000	Bumi Resources Tbk PT #	6,884,647
8,857,500	Indika Energy Tbk PT #	1,775,311
1,824,052	Indo Tambangraya Megah PT #	7,063,687
3,713,500	Tambang Batubara Bukit Asam Tbk PT #	5,851,341

		30,415,665

Japan: 0.5%
697,000	Nippon Coke & Engineering Co. Ltd. #	919,385

Mongolia: 2.0%
6,232,500	Mongolian Mining Corp. (HKD) * † #	3,537,174

Philippines: 1.6%
516,742	Semirara Mining Corp. #	2,693,974

Singapore: 1.8%
2,860,200	Straits Asia Resources Ltd. † #	3,131,294

South Africa: 7.8%
581,151	Exxaro Resources Ltd. † #	13,564,883

United Kingdom: 0.7%
102,964	Hargreaves Services Plc #	1,235,129

United States: 40.3%
705,560	Alpha Natural Resources, Inc. *	6,145,428
983,090	Arch Coal, Inc. †	6,773,490
280,787	Cloud Peak Energy, Inc. *	4,748,108
478,410	Consol Energy, Inc.	14,467,118
55,145	FreightCar America, Inc.	1,266,681
281,272	Headwaters, Inc. *	1,448,551
165,707	James River Coal Co. * †	449,066
236,280	Joy Global, Inc.	13,404,164
428,294	Patriot Coal Corp. * †	522,519
569,600	Peabody Energy Corp.	13,966,592
162,767	Walter Energy, Inc.	7,187,791

		70,379,508

Total Common Stocks
(Cost: $325,011,825)		174,634,186

MONEY MARKET FUND: 0.0%
(Cost: $765)
765	Dreyfus Government Cash Management Fund	765

Total Investments Before Collateral for Securities Loaned: 100.0%
(Cost: $325,012,590)		174,634,951

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 9.6%
(Cost: $16,747,740)
16,747,740	Bank of New York Overnight Government Fund	16,747,740

Total Investments: 109.6%
(Cost: $341,760,330)		191,382,691
Liabilities in excess of other assets: (9.6)%		(16,687,075)

NET ASSETS: 100.0%		$174,695,616

HKD	Hong Kong Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $15,745,243.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $104,254,678 which represents 59.7% of net assets.

See Notes to Financial Statements

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Building Production – Cement / Aggregate Materials	0.8%	$1,448,551
Coal	88.0	153,705,423
Diversified Minerals	2.1	3,574,238
Machinery – Construction & Mining	7.7	13,404,164
Miscellaneous Manufacturing	0.7	1,266,681
Transport – Services	0.7	1,235,129
Money Market Fund	0.0	765

	100.0%	$174,634,951

The summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Australia	$—	$13,424,379	$—	$13,424,379
China / Hong Kong	—	35,332,795	—	35,332,795
Indonesia	—	30,415,665	—	30,415,665
Japan	—	919,385	—	919,385
Mongolia	—	3,537,174	—	3,537,174
Philippines	—	2,693,974	—	2,693,974
Singapore	—	3,131,294	—	3,131,294
South Africa	—	13,564,883	—	13,564,883
United Kingdom	—	1,235,129	—	1,235,129
United States	70,379,508	—	—	70,379,508
Money Market Funds	16,748,505	—	—	16,748,505

Total	$87,128,013	$104,254,678	$—	$191,382,691

See Notes to Financial Statements

GLOBAL ALTERNATIVE ENERGY ETF

SCHEDULE OF INVESTMENTS
June 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Austria: 4.2%
85,906	Verbund - Oesterreichische Elektrizis A.G. #	$1,973,368

Brazil: 4.4%
163,175	Cosan Ltd. (Class A) (USD)	2,070,691

Canada: 4.0%
51,730	Westport Innovations, Inc. * †	1,897,283

China / Hong Kong: 8.6%
2,325,000	China Longyuan Power Group Corp. Ltd. #	1,535,601
514,584	Dongfang Electric Corp. Machinery Co. Ltd. † #	1,055,330
138,514	Trina Solar Ltd. (ADR) * †	880,949
218,448	Yingli Green Energy Holding Co. Ltd. (ADR) *	607,285

		4,079,165

Denmark: 2.8%
235,736	Vestas Wind Systems A/S * † #	1,310,678

Germany: 1.3%
18,613	SMA Solar Technology A.G. #	640,200

Italy: 4.8%
1,440,937	Enel Green Power SpA #	2,289,792

Japan: 5.5%
113,404	Kurita Water Industries Ltd. #	2,627,912

Norway: 0.9%
1,094,382	Renewable Energy Corp. A.S. * † #	427,065

Spain: 3.6%
306,339	EDP Renovaveis S.A. * #	1,052,664
354,717	Gamesa Corp. Tecnologica S.A. † #	636,468

		1,689,132

Taiwan: 1.8%
680,080	Gintech Energy Corp. #	830,584

United States: 58.1%
73,763	Clean Energy Fuels Corp. * †	1,143,326
64,531	Cooper Industries Plc	4,399,724
136,507	Covanta Holding Corp.	2,341,095
111,243	Cree, Inc. * †	2,855,608
59,147	EnerSys, Inc. *	2,074,285
72,168	First Solar, Inc. * †	1,086,850
189,837	GT Advanced Technologies, Inc. * †	1,002,339
89,176	International Rectifier Corp. *	1,782,628
48,439	Itron, Inc. *	1,997,624
355,323	MEMC Electronic Materials, Inc. *	771,051
51,909	Polypore International, Inc. * †	2,096,604
40,840	Power Integrations, Inc.	1,523,332
100,506	Sunpower Corp. * †	483,434
65,362	Tesla Motors, Inc. * †	2,045,177
55,411	Veeco Instruments, Inc. * †	1,903,922

		27,506,999

Total Common Stocks
(Cost: $105,253,678)		47,342,869

MONEY MARKET FUND: 0.0%
(Cost: $55)
55	Dreyfus Government Cash Management Fund	55

Total Investments Before Collateral for Securities Loaned: 100.0%
(Cost: $105,253,733)		47,342,924

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 28.1%
(Cost: $13,289,849)
13,289,849	Bank of New York Overnight Government Fund	13,289,849

Total Investments: 128.1%
(Cost: $118,543,582)		60,632,773
Liabilities in excess of other assets: (28.1)%		(13,299,377)

NET ASSETS: 100.0%		$47,333,396

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $12,836,840.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $14,379,662 which represents 30.4% of net assets.

See Notes to Financial Statements

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Auto - Cars / Light Trucks	4.3%	$2,045,177
Automobile / Truck Parts & Equipment	4.0	1,897,283
Batteries / Battery System	8.8	4,170,889
Electric – Integrated	4.2	1,973,368
Electronic Component – Semiconductors	26.0	12,325,265
Electronic Measure Instruments	4.2	1,997,624
Energy – Alternate Sources	16.3	7,732,916
Non – Hazardous Waste Disposal	5.0	2,341,095
Power Conversion / Supply Equipment	10.0	4,733,395
Semiconductor Component – Integrated Circuits	3.2	1,523,332
Semiconductor Equipment	4.0	1,903,922
Sugar	4.4	2,070,691
Water Treatment Systems	5.6	2,627,912
Money Market Fund	0.0	55

	100.0%	$47,342,924

The summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Austria	$—	$1,973,368	$—	$1,973,368
Brazil	2,070,691	—	—	2,070,691
Canada	1,897,283	—	—	1,897,283
China / Hong Kong	1,488,234	2,590,931	—	4,079,165
Denmark	—	1,310,678	—	1,310,678
Germany	—	640,200	—	640,200
Italy	—	2,289,792	—	2,289,792
Japan	—	2,627,912	—	2,627,912
Norway	—	427,065	—	427,065
Spain	—	1,689,132	—	1,689,132
Taiwan	—	830,584	—	830,584
United States	27,506,999	—	—	27,506,999
Money Market Funds	13,289,904	—	—	13,289,904

Total	$46,253,111	$14,379,662	$—	$60,632,773

During the period transfers of securities from Level 2 to Level 1 were $427,065. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

GOLD MINERS ETF

SCHEDULE OF INVESTMENTS
June 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Canada: 61.8%
7,832,070	Agnico-Eagle Mines Ltd. (USD)	$316,885,552
12,894,318	AuRico Gold, Inc. (USD) *	103,283,487
7,515,761	Aurizon Mines Ltd. (USD) *	33,896,082
34,959,706	Barrick Gold Corp. (USD)	1,313,436,155
31,092,712	Eldorado Gold Corp. (USD)	383,062,212
4,844,152	First Majestic Silver Corp. (USD) * †	69,997,996
28,487,616	Goldcorp, Inc. (USD)	1,070,564,609
25,277,901	Great Basin Gold Ltd. (USD) *	16,177,857
17,204,668	IAMGOLD Corp. (USD)	203,015,082
46,812,259	Kinross Gold Corp. (USD)	381,519,911
9,167,718	Nevsun Resources Ltd. (USD)	29,703,406
21,126,581	New Gold, Inc. (USD) *	200,702,520
7,040,622	Pan American Silver Corp. (USD) †	118,916,106
1,986,823	Seabridge Gold, Inc. (USD) * †	28,789,065
13,953,684	Silver Wheaton Corp. (USD)	374,516,879
4,588,708	Tanzanian Royalty Exploration Corp. (USD) * †	19,043,138
26,257,256	Yamana Gold, Inc. (USD) †	404,361,742

		5,067,871,799

Peru: 4.5%
9,688,855	Cia de Minas Buenaventura S.A. (ADR)	367,982,713

South Africa: 12.4%
13,463,124	AngloGold Ashanti Ltd. (ADR)	462,323,678
28,489,837	Gold Fields Ltd. (ADR)	364,954,812
19,743,840	Harmony Gold Mining Co. Ltd. (ADR) †	185,592,096

		1,012,870,586

United Kingdom: 5.1%
4,199,911	Randgold Resources Ltd. (ADR)	378,033,989
3,694,075	Silver Standard Resources, Inc. (USD) * †	41,521,403

		419,555,392

United States: 16.2%
4,114,458	Allied Nevada Gold Corp. *	116,768,318
4,112,217	Coeur d’Alene Mines Corp. *	72,210,531
11,842,796	Golden Star Resources Ltd. *	13,737,643
13,052,262	Hecla Mining Co. †	61,998,245
17,314,501	Newmont Mining Corp.	839,926,444
2,728,993	Royal Gold, Inc. †	213,953,051
3,303,443	Vista Gold Corp. * †	9,613,019

		1,328,207,251

Total Common Stocks
(Cost: $10,604,384,781)		8,196,487,741

MONEY MARKET FUNDS: 0.0%
6,000	Blackrock Federal Fund	6,000
1,866,636	Dreyfus Government Cash Management Fund	1,866,636

Total Money Market Funds
(Cost: $1,872,636)		1,872,636

Total Investments Before Collateral for Securities Loaned: 100.0%
(Cost: $10,606,257,417)		8,198,360,377

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.8%
(Cost: $307,614,184)
307,614,184	Bank of New York Overnight Government Fund	307,614,184

Total Investments: 103.8%
(Cost: $10,913,871,601)		8,505,974,561
Liabilities in excess of other assets: (3.8)%		(308,518,816)

NET ASSETS: 100.0%		$8,197,455,745

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $295,612,695.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Gold Mining	91.0%	$7,457,326,581
Precious Metals	0.9	72,210,531
Silver Mining	8.1	666,950,629
Money Market Funds	0.0	1,872,636

	100.0%	$8,198,360,377

See Notes to Financial Statements

The summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$8,196,487,741	$—	$—	$8,196,487,741
Money Market Funds	309,486,820	—	—	309,486,820

Total	$8,505,974,561	$—	$—	$8,505,974,561

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS
June 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Australia: 26.6%
45,518,962	Beadell Resources Ltd. ‡ * † #	$29,465,717
21,703,795	CGA Mining Ltd. (CAD) ‡ * †	39,385,964
31,760,424	Evolution Mining Ltd. * † #	48,296,640
298,572,725	Focus Minerals Ltd. ‡ * #	11,405,029
23,584,377	Gryphon Minerals Ltd. ‡ * † #	16,619,511
46,558,071	Indophil Resources NL * #	16,409,210
54,386,705	Integra Mining Ltd. ‡ * #	21,991,460
34,149,314	Intrepid Mines Ltd. ‡ * † #	18,326,917
9,929,959	Kingsgate Consolidated Ltd. ‡ † #	49,753,292
12,009,294	Medusa Mining Ltd. ‡ † #	59,998,128
22,792,350	Northern Star Resources Ltd. ‡ * #	18,158,519
17,790,245	OceanaGold Corp. (CAD) ‡ *	34,029,112
31,075,390	Perseus Mining Ltd. (CAD) ‡ *	80,473,814
21,122,679	Ramelius Resources Ltd. ‡ * #	10,595,852
5,336,599	Red 5 Ltd. * #	8,037,666
28,446,414	Resolute Mining Ltd. * † #	39,663,940
36,992,485	Saracen Mineral Holdings Ltd. ‡ * #	21,239,579
22,500,562	St. Barbara Ltd. ‡ * #	41,074,305

		564,924,655

Canada: 61.4%
3,320,501	Alexco Resource Corp. (USD) ‡ * †	14,643,409
6,074,152	Argonaut Gold, Inc. ‡ *	45,759,466
5,115,248	Atac Resources Ltd. ‡ *	11,942,018
30,308,508	AURCANA Corp. ‡ *	27,351,834
10,670,917	Aurizon Mines Ltd. ‡ * †	48,359,053
30,276,885	Avion Gold Corp. ‡ *	13,513,152
23,395,731	B2Gold Corp. ‡ *	70,225,059
13,577,826	Banro Corp. ‡ * †	49,679,034
5,222,185	Bear Creek Mining Corp. ‡ *	14,599,271
13,364,631	Brigus Gold Corp. (USD) ‡ *	11,226,290
7,029,687	Colossus Minerals, Inc. ‡ *	24,410,311
5,782,973	Continental Gold Ltd. ‡ * †	37,382,699
14,988,473	Crocodile Gold Corp. *	5,145,878
6,667,392	Dundee Precious Metals, Inc. ‡ * †	40,091,336
3,201,175	Eco Oro Minerals Corp. * †	5,463,774
5,962,113	Endeavour Silver Corp. (USD) ‡ *	48,412,358
5,669,795	Exeter Resource Corp. (USD) ‡ *	9,468,558
6,161,506	Extorre Gold Mines Ltd. ‡ * †	25,445,034
8,569,727	Fortuna Silver Mines, Inc. ‡ * †	29,253,666
24,812,045	Gran Colombia Gold Corp. ‡ *	7,666,677
36,647,321	Great Basin Gold Ltd. ‡ *	24,804,210
9,338,024	Great Panther Silver Ltd. (USD) ‡ *	15,594,500
4,860,936	Guyana Goldfields, Inc. ‡ * †	11,109,893
5,151,399	International Tower Hill Mines Ltd. (USD) ‡ * †	14,320,889
16,703,732	Jinshan Gold Mines, Inc. * †	52,595,988
5,114,575	Keegan Resources, Inc. ‡ *	15,301,833
3,974,987	Kirkland Lake Gold, Inc. ‡ *	42,734,668
26,647,584	Lake Shore Gold Corp. ‡ * †	23,786,651
3,038,885	MAG Silver Corp. ‡ *	26,708,921
9,666,979	McEwen Mining, Inc. (USD) ‡ * †	29,097,607
13,708,837	Nevsun Resources Ltd.	44,510,521
5,088,451	Orezone Gold Corp. ‡ *	6,638,521
8,827,265	Orko Silver Corp. ‡ *	9,784,501
8,548,511	Premier Gold Mines Ltd. ‡ *	36,895,825
3,842,306	Primero Mining Corp. * †	9,912,467
5,913,205	Rainy River Resources Ltd. ‡ * †	23,433,565
2,157,008	Richmont Mines, Inc. (USD) ‡ *	9,986,947
10,534,168	Rio Alto Mining Ltd. ‡ *	42,159,405
39,972,644	Romarco Minerals, Inc. ‡ *	20,781,305
18,069,829	Rubicon Minerals Corp. ‡ * †	55,124,987
8,462,555	Sabina Gold & Silver Corp. * †	16,519,186
21,469,622	San Gold Corp. ‡ * †	19,585,805
4,306,911	Sandstorm Gold Ltd. ‡ *	35,065,340
11,214,151	Scorpio Mining Corp. ‡ *	7,040,126
11,469,231	Silvercorp Metals, Inc. (USD) ‡ †	63,424,847
16,130,384	Sulliden Gold Corp Ltd. ‡ * †	17,404,897
6,376,544	Tanzanian Royalty Exploration Corp. (USD) ‡ * †	26,462,658
7,938,614	Timmins Gold Corp. ‡ *	14,561,978
28,550,313	Torex Gold Resources, Inc. ‡ * †	46,209,247

		1,301,596,165

Cayman Islands: 1.7%
16,763,465	Endeavour Mining Corp. (CAD) ‡ *	36,504,873

China / Hong Kong: 1.9%
154,066,000	China Precious Metal Resources Holdings Co. Ltd. * † #	25,752,520
20,550,000	Lingbao Gold Co. Ltd. (Class H) ‡ #	8,636,995
19,304,900	Real Gold Mining Ltd. † #	4,913,163

		39,302,678

Singapore: 2.1%
13,623,000	CNMC Goldmine Holdings Ltd. * #	3,330,882
40,614,000	LionGold Corp. Ltd. ‡ * † #	40,463,541

		43,794,423

South Africa: 0.3%
878,804	DRDGOLD Ltd. (ADR) †	5,756,166

United Kingdom: 2.5%
9,623,533	Avocet Mining Plc #	13,639,240
8,763,943	Highland Gold Mining Ltd. #	14,576,963
6,232,594	Lydian International Ltd. (CAD) ‡ *	12,777,597
31,040,359	Patagonia Gold Plc *	12,171,315

		53,165,115

United States: 3.5%
1,456,054	Golden Minerals Co. * †	6,566,804
17,708,922	Golden Star Resources Ltd. ‡ * †	20,542,350
5,657,860	Jaguar Mining, Inc. ‡ * †	6,563,118
5,438,511	Midway Gold Corp. * †	7,559,530
8,045,924	Paramount Gold and Silver Corp. ‡ * †	19,310,218
4,889,845	Vista Gold Corp. ‡ * †	14,229,449

		74,771,469

Total Common Stocks (Cost: $3,169,952,555)		2,119,815,544

MONEY MARKET FUND: 0.0%
(Cost: $67,452)
67,452	Dreyfus Government Cash Management Fund	67,452

Total Investments Before Collateral for Securities Loaned: 100.0%
(Cost: $3,170,020,007)		2,119,882,996

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 7.6%
(Cost: $161,284,497)
161,284,497	Bank of New York Overnight Government Fund	161,284,497

Total Investments: 107.6%
(Cost: $3,331,304,504)		2,281,167,493
Liabilities in excess of other assets: (7.6)%		(160,709,462)

NET ASSETS: 100.0%		$2,120,458,031

See Notes to Financial Statements

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $150,867,804.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $522,349,069 which represents 24.6% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Diversified Minerals	6.3%	$133,259,107
Gold Mining	76.2	1,615,657,277
Metal – Diversified	0.6	13,513,152
Precious Metals	6.4	136,001,014
Silver Mining	10.5	221,384,994
Money Market Fund	0.0	67,452

	100.0%	$2,119,882,996

A summary of the Fund’s transactions in securities of affiliates for the period ended June 30, 2012 is set forth below:

Affiliates	Value 12/31/11	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 06/30/12

Alexco Resource Corp.	$19,444,988	$7,861,451	$(5,602,373)	$(367,971)	$—	$14,643,409
Argonaut Gold, Inc.	30,361,040	18,347,012	(6,844,698)	1,344,454	—	45,759,466
Atac Resources Ltd.	9,653,037	5,155,915	(1,562,046)	(881,159)	—	11,942,018
AURCANA Corp.	—	30,528,202	(278,621)	(8,513)	—	27,351,834
Aurizon Mines Ltd.	38,479,730	19,935,010	(5,113,057)	(959,744)	—	48,359,053
Avion Gold Corp.	35,456,742	10,640,261	(3,383,881)	(1,891,041)	—	13,513,152
B2Gold Corp.	39,725,496	45,809,982	(7,253,527)	1,993,553	—	70,225,059
Banro Corp.	34,782,901	24,202,363	(7,072,349)	686,095	—	49,679,034
Beadell Resources Ltd.	17,454,423	13,549,590	(2,306,605)	234,104	—	29,465,717
Bear Creek Mining Corp.	13,435,650	6,135,247	(1,983,807)	(612,267)	—	14,599,271
Brigus Gold Corp.	8,795,166	4,765,064	(813,284)	(93,023)	—	11,226,290
CGA Mining Ltd.	28,839,515	18,653,081	(3,795,695)	(499,611)	—	39,385,964
Colossus Minerals, Inc.	30,635,651	13,046,248	(4,139,802)	(897,432)	—	24,410,311
Continental Gold Ltd.	28,468,124	17,337,569	(3,473,358)	31,695	—	37,382,699
Dundee Precious Metals, Inc.	39,807,751	19,630,247	(6,580,331)	1,585,256	—	40,091,336
Endeavour Mining Corp.	13,854,799	28,452,965	(2,731,861)	(81,557)	—	36,504,873
Endeavour Silver Corp.	42,490,814	20,937,006	(7,299,471)	979,526	—	48,412,358
Exeter Resource Corp.	10,835,812	5,266,749	(1,441,691)	(744,830)	—	9,468,558
Extorre Gold Mines Ltd.	32,514,181	11,192,458	(3,730,447)	1,016,734	—	25,445,034
Focus Minerals Ltd.	11,447,093	5,077,479	(1,469,663)	(435,787)	—	11,405,029
Fortuna Silver Mines, Inc.	34,359,041	14,962,376	(5,553,156)	68,753	—	29,253,666
Golden Star Resources Ltd.	21,385,762	10,051,948	(2,594,006)	(2,100,100)	—	20,542,350
Gran Colombia Gold Corp.	9,518,621	3,914,866	(708,389)	(2,275,291)	—	7,666,677
Great Basin Gold Ltd.	21,555,742	12,411,090	(2,265,847)	(2,096,450)	—	24,804,210
Great Panther Silver Ltd.	13,133,345	33,887,532	(28,664,328)	(87,002)	—	15,594,500
Gryphon Minerals Ltd.	20,210,622	8,280,256	(2,423,833)	(589,574)	—	16,619,511
Guyana Goldfields, Inc.	29,326,794	7,613,152	(3,060,541)	(6,001,988)	—	11,109,893
Integra Mining Ltd.	22,217,162	10,231,469	(3,202,321)	(339,470)	—	21,991,460
International Tower Hill Mines Ltd.	16,392,745	36,245,686	(31,526,186)	(1,313,688)	—	14,320,889
Intrepid Mines Ltd.	28,215,342	10,327,911	(3,537,113)	(817,935)	—	18,326,917
Jaguar Mining, Inc.	25,061,061	8,138,393	(2,656,350)	(687,515)	—	6,563,118
Keegan Resources, Inc.	14,420,544	6,715,758	(2,058,574)	(1,085,818)	—	15,301,833
Kingsgate Consolidated Ltd.	39,754,902	25,372,925	(6,867,948)	(639,740)	763,698	49,753,292
Kirkland Lake Gold, Inc.	44,390,716	19,986,106	(6,423,664)	728,083	—	42,734,668
Lake Shore Gold Corp.	23,922,285	10,487,381	(2,763,850)	(806,088)	—	23,786,651
Lingbao Gold Co. Ltd. (Class H)	5,520,207	3,702,668	(1,300,186)	(253,799)	—	8,636,995
LionGold Corp. Ltd.	—	35,549,458	(532,510)	64,850	—	40,463,541
Lydian International Ltd.	—	15,729,584	(242,389)	(13,033)	—	12,777,597
MAG Silver Corp.	14,797,568	9,942,156	(3,138,062)	194,795	—	26,708,921

See Notes to Financial Statements

JUNIOR GOLD MINERS ETF

SCHEDULE OF INVESTMENTS
(continued)

Affiliates (continued)	Value 12/31/11	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Value 06/30/12

McEwen Mining, Inc.	$—	$103,584,540	$(38,717,722)	$(10,092,256)	$—	$29,097,607
Medusa Mining Ltd.	38,197,266	24,588,357	(5,533,699)	798,611	—	59,998,128
Nevsun Resources Ltd.	56,217,077	21,031,229	(5,322,772)	(1,567,713)	499,714	44,510,521
Northern Star Resources Ltd.	—	21,444,588	(187,107)	(6,306)	—	18,158,519
OceanaGold Corp.	26,113,532	17,432,528	(3,918,850)	(850,163)	—	34,029,112
Orezone Gold Corp.	9,613,273	3,710,719	(1,165,287)	(337,191)	—	6,638,521
Orko Silver Corp.	10,334,956	5,284,752	(1,840,841)	(421,841)	—	9,784,501
Paramount Gold and Silver Corp.	12,424,587	6,848,921	(1,686,888)	(121,166)	—	19,310,218
Perseus Mining Ltd.	55,055,665	118,687,199	(97,366,254)	1,459,835	—	80,473,814
Premier Gold Mines Ltd.	26,026,211	16,804,964	(4,165,267)	(208,655)	—	36,895,825
Rainy River Resources Ltd.	26,476,382	12,599,557	(2,569,872)	(224,444)	—	23,433,565
Ramelius Resources Ltd.	16,392,292	6,110,401	(1,849,643)	(621,994)	—	10,595,852
Richmont Mines, Inc.	15,244,865	7,283,168	(1,499,950)	(320,414)	—	9,986,947
Rio Alto Mining Ltd.	24,455,444	16,260,754	(5,281,294)	1,136,935	—	42,159,405
Romarco Minerals, Inc.	31,347,157	13,452,961	(3,006,600)	(2,931,777)	—	20,781,305
Rubicon Minerals Corp.	41,115,332	27,385,298	(4,253,465)	(318,114)	—	55,124,987
San Gold Corp.	28,482,642	11,694,807	(1,772,408)	(1,108,236)	—	19,585,805
Sandstorm Gold Ltd.	—	72,950,012	(33,770,010)	6,745	—	35,065,340
Saracen Mineral Holdings Ltd.	19,331,093	9,272,667	(2,065,576)	(339,458)	—	21,239,579
Scorpio Mining Corp.	15,712,239	5,249,563	(1,776,320)	(315,424)	—	7,040,126
Silvercorp Metals, Inc.	54,355,599	108,722,262	(5,407,302)	(981,067)	433,665	63,424,847
St. Barbara Ltd.	31,509,697	18,548,692	(4,977,644)	649,144	—	41,074,305
Sulliden Gold Corp Ltd.	13,509,999	7,710,450	(2,178,357)	(380,357)	—	17,404,897
Tanzanian Royalty Exploration Corp.	—	30,799,779	(1,156,324)	(145,925)	—	26,462,658
Timmins Gold Corp.	11,126,609	6,253,448	(1,952,094)	32,481	—	14,561,978
Torex Gold Resources, Inc.	30,097,777	25,739,919	(6,020,815)	408,326	—	46,209,247
Vista Gold Corp.	11,069,392	5,701,283	(1,682,479)	(243,423)	—	14,229,449

	$1,474,874,458	$1,335,227,430	$(427,520,657)	$(34,696,373)	$1,697,077	$1,823,504,212

The summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Australia	$153,888,890	$411,035,765	$—	$564,924,655
Canada	1,301,596,165	—	—	1,301,596,165
Cayman Islands	36,504,873	—	—	36,504,873
China / Hong Kong	—	39,302,678	—	39,302,678
Singapore	—	43,794,423	—	43,794,423
South Africa	5,756,166	—	—	5,756,166
United Kingdom	24,948,912	28,216,203	—	53,165,115
United States	74,771,469	—	—	74,771,469
Money Market Funds	161,351,949	—	—	161,351,949

Total	$1,758,818,424	$522,349,069	$—	$2,281,167,493

During the period transfers of securities from Level 2 to Level 1 were $12,171,315. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

OIL SERVICES ETF

SCHEDULE OF INVESTMENTS
June 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Bermuda: 6.6%
1,361,582	Nabors Industries Ltd. (USD) *	$19,606,781
1,367,604	Seadrill Ltd. (USD)	48,577,294

		68,184,075

Luxembourg: 3.9%
1,131,032	Tenaris S.A. (ADR) †	39,552,189

Netherlands: 2.6%
229,289	Core Laboratories N.V. (USD) †	26,574,595

Switzerland: 13.7%
1,226,584	Noble Corp. (USD) *	39,900,778
1,220,140	Transocean, Inc. (USD)	54,576,862
3,670,373	Weatherford International Ltd. (USD) *	46,356,811

		140,834,451

United Kingdom: 2.9%
624,361	ENSCO Plc CL A (USD)	29,326,236

United States: 70.3%
1,539,935	Baker Hughes, Inc.	63,291,328
984,847	Cameron International Corp. *	42,062,815
96,411	CARBO Ceramics, Inc. †	7,397,616
341,527	Diamond Offshore Drilling, Inc. †	20,194,492
367,552	Dresser-Rand Group, Inc. *	16,370,766
1,127,714	FMC Technologies, Inc. *	44,240,220
3,248,206	Halliburton Co.	92,216,568
511,777	Helmerich & Payne, Inc.	22,252,064
1,143,325	McDermott International, Inc. *	12,736,641
1,492,954	National Oilwell Varco, Inc.	96,205,956
525,490	Oceaneering International, Inc.	25,149,951
249,733	Oil States International, Inc. *	16,532,325
750,253	Patterson-UTI Energy, Inc.	10,923,684
607,140	Rowan Companies Plc *	19,628,836
3,163,144	Schlumberger Ltd.	205,319,677
766,539	Superior Energy Services, Inc. *	15,507,084
248,858	Tidewater, Inc.	11,537,057

		721,567,080

Total Common Stocks
(Cost: $1,061,242,987)		1,026,038,626

MONEY MARKET FUND: 0.0%
(Cost: $318)
318	Dreyfus Government Cash Management Fund	318

Total Investments Before Collateral for Securities Loaned: 100.0%
(Cost: $1,061,243,305)		1,026,038,944

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 6.7%
(Cost: $68,949,189)
68,949,189	Bank of New York Overnight Government Fund	68,949,189

Total Investments: 106.7%
(Cost: $1,130,192,494)		1,094,988,133
Liabilities in excess of other assets: (6.7)%		(68,869,164)

NET ASSETS: 100.0%		$1,026,118,969

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $67,395,060.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Engineering / R&D Services	1.2%	$12,736,641
Oil – Field Services	48.6	498,345,955
Oil & Gas Drilling	25.8	264,987,027
Oil Field Machine & Equipment	19.4	198,879,757
Steel Pipe & Tube	3.9	39,552,189
Transport – Marine	1.1	11,537,057
Money Market Fund	0.0	318

	100.0%	$1,026,038,944

The summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$1,026,038,626	$—	$—	$1,026,038,626
Money Market Funds	68,949,507	—	—	68,949,507

Total	$1,094,988,133	$—	$—	$1,094,988,133

* See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

RARE EARTH/STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS
June 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 97.3%
Australia: 19.2%
4,843,665	Alkane Resources Ltd. * † #	$4,005,831
6,684,982	Arafura Resources Ltd. * † #	1,563,193
3,582,209	Galaxy Resources Ltd. * † #	2,191,490
1,140,400	Iluka Resources Ltd. #	13,479,781
12,401,167	Lynas Corp. Ltd. * † #	10,991,986

		32,232,281

Canada: 10.4%
1,741,907	Avalon Rare Metals, Inc. * †	2,631,357
7,175,784	Great Western Minerals Group Ltd. *	2,745,162
989,230	Quest Rare Minerals Ltd. *	1,610,792
733,490	Rare Element Resources Ltd. (USD) * †	3,630,775
2,148,592	Thompson Creek Metals Co. Inc. * †	6,870,773

		17,488,859

Chile: 4.9%
519,677	Molibdenos y Metales S.A.	8,276,759

China / Hong Kong: 14.5%
959,063	5N Plus, Inc. (CAD) * †	1,872,123
20,980,000	China Molybdenum Co. Ltd. (Class H) * † #	7,716,405
18,822,000	China Rare Earth Holdings Ltd. #	4,960,337
26,126,000	Hunan Non-Ferrous Metal Corp. Ltd. * † #	8,034,118
51,460,000	North Mining Shares Co. Ltd. * #	1,798,501

		24,381,484

France: 7.3%
105,490	Eramet S.A. † #	12,226,212

Ireland: 7.2%
19,392,900	Kenmare Resources Plc (GBP) * #	12,036,688

Japan: 8.0%
252,600	OSAKA Titanium Technologies Co. † #	7,786,854
526,200	Toho Titanium Co. Ltd. † #	5,713,379

		13,500,233

Mexico: 0.8%
1,233,223	Cia Minera Autlan S.A.B de C.V.	1,331,883

South Africa: 5.5%
250,952	Assore Ltd. † #	9,173,483

United States: 19.5%
1,170,971	General Moly, Inc. * †	3,676,849
604,631	Molycorp, Inc. * †	13,029,798
363,761	RTI International Metals, Inc. *	8,231,911
682,405	Titanium Metals Corp.	7,718,001

		32,656,559

Total Common Stocks
(Cost: $260,476,032)		163,304,441

PREFERRED STOCK: 2.6%
Brazil: 2.6%
(Cost: $5,356,480)
766,150	Cia de Ferro Ligas da Bahia	4,289,180

Total Investments Before Collateral for Securities Loaned: 99.9%
(Cost: $265,832,512)		167,593,621

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 23.6%
(Cost: $39,674,895)
39,674,895	Bank of New York Overnight Government Fund	39,674,895

Total Investments: 123.5%
(Cost: $305,507,407)		207,268,516
Liabilities in excess of other assets: (23.5)%		(39,464,165)

NET ASSETS: 100.0%		$167,804,351

CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $37,654,150.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $101,678,258 which represents 60.6% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Diversified Minerals	27.3%	$45,727,495
Metal – Diversified	27.3	45,713,406
Metal – Iron	3.3	5,621,063
Metal Processors & Fabricator	4.9	8,231,911
Mining	7.3	12,226,212
Non – Ferrous Metals	29.9	50,073,534

	100.0%	$167,593,621

See Notes to Financial Statements

The summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Australia	$—	$32,232,281	$—	$32,232,281
Canada	17,488,859	—	—	17,488,859
Chile	8,276,759	—	—	8,276,759
China / Hong Kong	1,872,123	22,509,361	—	24,381,484
France	—	12,226,212	—	12,226,212
Ireland	—	12,036,688	—	12,036,688
Japan	—	13,500,233	—	13,500,233
Mexico	1,331,883	—	—	1,331,883
South Africa	—	9,173,483	—	9,173,483
United States	32,656,559	—	—	32,656,559
Preferred Stock
Brazil	4,289,180	—	—	4,289,180
Money Market Fund	39,674,895	—	—	39,674,895

Total	$105,590,258	$101,678,258	$—	$207,268,516

During the period transfers of securities from Level 1 to Level 2 were $9,173,483. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
June 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.1%
Australia: 4.1%
70,301	Alumina Ltd. #	$57,748
23,055	Atlas Iron Ltd. #	48,634
91,129	BHP Billiton Ltd. #	2,972,780
48,312	Fortescue Metals Group Ltd. † #	247,231
28,398	GrainCorp. Ltd. #	278,446
11,883	Iluka Resources Ltd. #	140,460
25,499	Newcrest Mining Ltd. #	594,289
23,045	Oil Search Ltd. #	157,210
22,887	Origin Energy Ltd. #	288,675
8,934	OZ Minerals Ltd. #	73,000
13,339	PanAust Ltd. * #	38,064
20,098	Santos Ltd. #	221,685
13,162	Woodside Petroleum Ltd. #	422,429
4,352	WorleyParsons Ltd. #	113,178

		5,653,829

Austria: 0.3%
522	Mayr-Melnhof Karton A.G. #	48,091
3,348	OMV A.G. #	105,589
7,085	Verbund - Oesterreichische Elektrizis A.G. #	162,751
3,216	Voestalpine A.G. #	85,655

		402,086

Bermuda: 0.1%
6,089	Nabors Industries Ltd. (USD) *	87,682

Brazil: 1.8%
6,114	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	463,808
5,850	Cia de Saneamento de Minas Gerais-COPA S.A.	126,074
21,943	Cia Siderurgica Nacional S.A. (ADR)	124,417
14,200	Fibria Celulose S.A. *	104,682
25,709	Gerdau S.A. (ADR)	225,211
33,753	Petroleo Brasileiro S.A. (ADR)	633,544
6,900	SLC Agricola S.A.	68,335
37,916	Vale S.A. (ADR)	752,633

		2,498,704

Canada: 12.3%
5,719	Agnico-Eagle Mines Ltd. (USD)	231,391
4,000	Alamos Gold, Inc.	62,387
6,119	ARC Resources Ltd. †	137,452
9,415	AuRico Gold, Inc. (USD) *	75,414
33,422	Barrick Gold Corp. (USD)	1,255,665
11,224	Cameco Corp. (USD)	246,367
23,198	Canadian Natural Resources Ltd. (USD)	622,866
4,905	Canfor Corp. *	58,411
5,290	Centerra Gold, Inc.	36,946
3,763	Detour Gold Corp. *	75,707
2,339	Domtar Corp. (USD)	179,425
23,804	Eldorado Gold Corp. (USD)	293,265
16,558	Enbridge, Inc. (USD)	660,995
15,532	EnCana Corp. (USD)	323,532
3,526	First Majestic Silver Corp. *	50,843
13,525	First Quantum Minerals Ltd.	238,805
27,066	Goldcorp, Inc. (USD)	1,017,140
6,367	Husky Energy, Inc.	158,949
12,562	IAMGOLD Corp.	148,361
5,371	Imperial Oil Ltd. (USD)	224,078
1,691	Inmet Mining Corp.	69,219
9,435	Ivanhoe Mines Ltd. *	92,920
9,435	Ivanhoe Mines Ltd. Rights (CAD 0.92, expiring 07/19/12) *	8,515
38,044	Kinross Gold Corp. (USD)	310,059
14,556	Lundin Mining Corp. *	60,254
13,113	New Gold, Inc. *	124,898
11,157	Nexen, Inc. (USD)	188,442
12,937	Osisko Mining Corp. *	88,831
6,203	Pacific Rubiales Energy Corp.	131,185
5,141	Pan American Silver Corp. (USD) †	86,831
122,992	Potash Corp. of Saskatchewan, Inc. (USD)	5,373,520
6,295	Resolute Forest Products (USD) * †	72,896
9,124	Semafo, Inc.	41,796
11,813	Silver Wheaton Corp. (USD) †	317,061
32,911	Suncor Energy, Inc. (USD)	952,773
21,764	Talisman Energy, Inc. (USD)	249,415
13,643	Teck Cominco Ltd. (USD)	422,114
4,788	TransAlta Corp.	81,017
14,856	TransCanada Corp. (USD)	622,466
13,319	Uranium One, Inc. *	33,838
53,229	Viterra, Inc.	843,247
1,883	West Fraser Timber Co. Ltd.	94,866
24,919	Yamana Gold, Inc. (USD) †	383,753

		16,747,915

Chile: 0.4%
97,994	Aguas Andinas S.A.	60,478
2,097	Cap S.A.	77,025
75,656	Empresas CMPC S.A.	299,732
46,585	Inversiones Aguas Metropolitanas S.A.	77,812

		515,047

China/Hong Kong: 2.2%
4,480	Aluminum Corp of China Ltd. (ADR) * †	48,832
31,600	Angang New Steel Co. Ltd. * #	17,515
22,000	Biostime International Holdings Ltd. #	57,678
510,868	Chaoda Modern Agriculture Holdings Ltd. * † #	40,874
243,642	China Agri-Industries Holdings Ltd. #	134,414
86,852	China Coal Energy Co. Ltd. #	72,121
25,000	China Hongqiao Group Ltd. #	11,734
37,700	China Molybdenum Co. Ltd. (Class H) * #	13,866
33,200	China Oilfield Services Ltd. (Class H) #	48,218
354,783	China Petroleum & Chemical Corp. #	317,124
71,591	China Shenhua Energy Co. Ltd. #	253,347
335,579	CNOOC Ltd. #	676,663
36,400	Dongfang Electric Corp. Machinery Co. Ltd. † #	74,651
39,100	Fosun International Ltd. #	20,483
74,500	Huaneng Power International, Inc. #	56,342
12,300	Inner Mongolia Yitai Coal Co. (USD) * #	69,834
39,400	Jiangxi Copper Co. Ltd. (Class H) #	87,739
72,900	Kunlun Energy Co. Ltd. #	117,457
103,800	Lee & Man Paper Manufacturing Ltd. † #	41,984
50,200	Maanshan Iron and Steel Co. Ltd. (Class H) * #	11,592
106,657	Nine Dragons Paper Holdings Ltd. † #	60,385
445,740	PetroChina Co. Ltd. (Class H) #	576,986
22,444	Sino-Forest Corp. (CAD) * #	—

See Notes to Financial Statements

Number of Shares		Value

China/Hong Kong: (continued)
8,734	Trina Solar Ltd. (ADR) * †	$55,548
41,500	Yanzhou Coal Mining Co. Ltd. * #	65,408
29,300	Zhaojin Mining Industry Co. Ltd. #	38,531
201,661	Zijin Mining Group Ltd. † #	68,625

		3,037,951

Denmark: 0.1%
21,865	Vestas Wind Systems A/S * † #	121,568

Finland: 0.2%
38,978	Stora Enso Oyj (R Shares) † #	240,645

France: 2.6%
280	Eramet S.A. #	32,452
31,364	Suez Environnement Co. #	338,187
2,341	Technip S.A. #	244,654
49,538	Total S.A. #	2,235,908
55,772	Veolia Environnement S.A. #	708,232

		3,559,433

Germany: 0.3%
1,832	BayWa A.G. #	67,325
306	KWS Saat A.G. #	79,838
1,084	Salzgitter A.G. #	44,748
10,909	ThyssenKrupp A.G. #	178,202

		370,113

Hungary: 0.1%
1,111	MOL Hungarian Oil & Gas NyRt #	80,692

India: 0.3%
16,922	Reliance Industries Ltd. (GDR) * # Reg S 144A	450,420
2,625	Sterlite Industries India Ltd. (ADR)	19,898

		470,318

Indonesia: 0.3%
378,500	Adaro Energy Tbk PT #	59,162
45,744	Astra Agro Lestari Tbk PT #	98,797
341,000	Bumi Resources Tbk PT #	40,856
59,954	International Nickel Indonesia Tbk PT #	17,252
395,500	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	113,549
489,000	Salim Ivomas Pratama Tbk PT #	68,767

		398,383

Ireland: 0.0%
9,310	Smurfit Kappa Group Plc #	62,624

Italy: 1.1%
62,210	ENI S.p.A. #	1,325,369
5,312	Saipem S.p.A. #	237,230

		1,562,599

Japan: 2.4%
4,400	Calbee, Inc. #	276,803
8,700	Daido Steel Co. #	54,313
3,917	Hitachi Metals Ltd. #	46,831
8,700	Hokuetsu Kishu Paper Co. Ltd. #	46,739
48	Inpex Holdings, Inc. #	270,082
13,364	JFE Holdings, Inc. #	224,081
47,300	JX Holdings, Inc. #	244,228
71,335	Kobe Steel Ltd. #	85,968
10,965	Kurita Water Industries Ltd. #	254,092
33,429	Mitsubishi Materials Corp. #	97,116
6,400	Nippon Paper Group, Inc. #	101,787
151,473	Nippon Steel Corp. #	344,190
34,314	Nippon Suisan Kaisha Ltd. #	93,288
26,500	Nisshin Seifun Group, Inc. #	310,806
57,576	OJI Paper Co. Ltd. #	221,005
13,970	Rengo Co. Ltd. #	87,369
9,183	Sumitomo Forestry Co. Ltd. #	82,553
100,101	Sumitomo Metal Industries Ltd. #	165,427
15,523	Sumitomo Metal Mining Ltd. #	175,248
5,200	TonenGeneral Sekiyu K.K. † #	46,321

		3,228,247

Luxembourg: 0.5%
6,705	Adecoagro S.A. (USD) *	61,485
26,227	ArcelorMittal #	402,386
4,981	Tenaris S.A. (ADR) †	174,186
1,394	Ternium S.A. (ADR)	27,281

		665,338

Malaysia: 1.0%
34,051	Genting Plantation Bhd #	100,569
424,494	IOI Corp. Bhd #	697,752
63,078	Kuala Lumpur Kepong Bhd #	458,366
66,000	Kulim Malaysia Bhd #	98,082
38,400	Kulim Malaysia Bhd Warrants (MYR 3.85, expiring 02/27/16) *	12,214

		1,366,983

Mexico: 0.4%
21,600	Gruma, S.A. de C.V. (Class B) *	53,075
108,064	Grupo Mexico, S.A.B. de C.V.	319,140
4,142	Industrias Penoles, S.A. de C.V.	176,467

		548,682

Netherlands: 1.9%
3,776	CNH Global N.V. (USD) *	146,735
1,002	Core Laboratories N.V. (USD)	116,132
5,029	Nutreco Holding N.V. #	351,690
56,158	Royal Dutch Shell Plc (GBP) #	1,964,127

		2,578,684

Norway: 1.8%
7,478	Cermaq ASA * #	98,692
392,578	Marine Harvest ASA * #	279,633
25,910	Norsk Hydro ASA #	116,928
7,061	SeaDrill Ltd. #	252,012
22,196	Statoil ASA #	529,716
595	Veripos, Inc. *	1,704
26,280	Yara International ASA #	1,150,872

		2,429,557

Peru: 0.2%
7,274	Cia de Minas Buenaventura S.A. (ADR)	276,267
32,113	Volcan Cia Minera S.A.A.	36,157

		312,424

Poland: 0.2%
1,210	Jastrzebska Spolka Weglowa S.A. * #	36,449
3,874	KGHM Polska Miedz S.A. #	169,257
6,539	Polski Koncern Naftowy Orlen S.A. * #	73,539
34,313	Polskie Gornictwo Naftowe I Gazownictwo S.A. #	42,730

		321,975

See Notes to Financial Statements

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

Portugal: 0.1%
5,828	Galp Energia, SGPS, S.A. #	$74,094
11,988	Portucel-Empresa Productora de Pasta e Papel S.A. #	29,288

		103,382

Russia: 2.5%
22,194	JSC MMC Norilsk Nickel (ADR) * #	368,462
12,586	Lukoil (ADR) * #	705,298
3,271	Magnitogorsk Iron & Steel Works (GDR) * # Reg S	12,100
2,128	Mechel OAO (ADR) †	13,726
1,980	Novatek OAO (GDR) # Reg S	211,420
2,461	Novolipetsk Steel (GDR) # Reg S	40,365
124,844	OAO Gazprom (ADR) * #	1,185,444
15,561	PHOSAGRO OAO (GDR) Reg S	180,352
6,653	Polymetal International (GBP) #	95,178
34,227	Rosneft Oil Co. (GDR) * # Reg S	215,581
4,229	Severstal OAO (GDR) # Reg S	49,919
20,649	Surgutneftegas OJSC (ADR) * #	171,910
5,170	Tatneft (ADR) * #	174,560

		3,424,315

Singapore: 1.4%
894,719	Golden Agri-Resources Ltd. #	477,827
61,850	Hyflux Ltd. † #	66,242
283,681	Olam International Ltd. #	410,852
351,164	Wilmar International Ltd. #	1,012,496

		1,967,417

South Africa: 1.6%
2,756	African Rainbow Minerals Ltd. #	56,146
1,832	Anglo Platinum Ltd. † #	109,061
12,727	AngloGold Ashanti Ltd. (ADR)	437,045
3,378	ArcelorMittal South Africa Ltd. #	21,698
982	Assore Ltd. † #	35,897
6,034	Astral Foods Ltd. #	83,367
3,594	Exxaro Resources Ltd. #	83,889
24,077	Gold Fields Ltd. (ADR)	308,426
12,212	Harmony Gold Mining Co. Ltd. (ADR)	114,793
15,011	Impala Platinum Holdings Ltd. #	249,148
2,227	Kumba Iron Ore Ltd. † #	150,076
8,385	Northern Platinum Ltd. #	23,973
30,119	Sappi Ltd. * #	101,200
10,680	Sasol Ltd. #	450,312

		2,225,031

South Korea: 1.0%
840	Hyundai Hysco #	30,283
1,604	Hyundai Steel Co. #	119,409
392	Korea Zinc Co. Ltd. #	133,352
1,998	POSCO #	639,664
1,299	SK Energy Co. Ltd. #	159,137
675	SK Holdings Co. Ltd. #	79,292
869	S-Oil Corp. #	70,075
5,932	Woongjin Coway Co. Ltd. #	185,223

		1,416,435

Spain: 0.3%
3,088	Acerinox S.A. #	34,704
1,305	Pescanova S.A. #	35,785
17,257	Repsol YPF S.A. #	278,186
17,257	Repsol YPF S.A. Rights (EUR 0.55, expiring 07/05/12) *	12,133

		360,808

Sweden: 0.7%
7,767	Boliden AB #	108,616
3,350	Holmen AB (B Shares) #	91,411
4,614	Lundin Petroleum AB * #	86,564
2,362	SSAB AB (B Shares) #	17,093
38,766	Svenska Cellulosa AB (B Shares) #	582,892

		886,576

Switzerland: 4.0%
5,581	Ferrexpo Plc (GBP) #	18,926
17,027	Glencore International Plc (GBP) † #	79,073
5,319	Noble Corp. (USD) *	173,027
13,546	Syngenta A.G. #	4,650,120
7,394	Transocean, Inc. (USD)	330,734
16,023	Weatherford International Ltd. (USD) *	202,370

		5,454,250

Taiwan: 0.3%
329,789	China Steel Corp. #	310,425
34,420	Formosa Petrochemical Corp. #	93,753

		404,178

Turkey: 0.1%
3,812	Bizim Toptan Satis Magazalari A.S. #	53,284
44,497	Eregli Demir ve Celik Fabrikalari T.A.S. #	49,607
2,588	Tupras-Turkiye Petrol Rafinerileri A.S. #	55,507

		158,398

United Kingdom: 9.2%
5,951	Acergy S.A. (NOK) #	117,854
7,788	African Minerals Ltd. * #	38,737
39,473	Anglo American Plc #	1,299,198
11,016	Antofagasta Plc #	188,715
71,589	BG Group Plc #	1,467,684
400,016	BP Plc #	2,675,310
12,707	Cairn Energy Plc * #	52,990
109,119	Centrica Plc #	546,392
59,001	DS Smith Plc #	136,422
4,880	ENSCO Plc CL A (USD)	229,214
8,903	Evraz Plc #	36,566
5,199	Hochschild Mining Plc #	38,465
5,886	Kazakhmys Plc #	66,833
5,101	Lonmin Plc † #	62,143
23,374	Mondi Plc #	200,502
39,095	Pennon Group Plc #	468,658
5,330	Petrofac Ltd. #	116,510
5,488	Petropavlovsk Plc #	39,375
3,064	Randgold Resources Ltd. (ADR)	275,791
40,207	Rio Tinto Plc #	1,913,590
25,502	Severn Trent Plc #	662,060
19,082	Tullow Oil Plc #	441,682
73,183	United Utilities Group Plc #	776,380
3,169	Vedanta Resources Plc † #	45,490
55,951	Xstrata Plc #	704,528

		12,601,089

See Notes to Financial Statements

Number of Shares		Value

United States: 44.3%
13,918	AGCO Corp. *	$636,470
22,627	Agrium, Inc.	2,001,811
7,291	Alacer Gold Corp. (CAD) *	39,407
30,274	Alcoa, Inc.	264,897
3,030	Allegheny Technologies, Inc.	96,627
3,003	Allied Nevada Gold Corp. *	85,225
4,641	Alpha Natural Resources, Inc. *	40,423
10,514	Anadarko Petroleum Corp.	696,027
2,631	Andersons, Inc.	112,238
8,107	Apache Corp.	712,524
14,907	Aqua America, Inc.	372,079
94,742	Archer-Daniels-Midland Co.	2,796,784
9,230	Baker Hughes, Inc.	379,353
2,504	Buckeye Technologies, Inc.	71,339
20,896	Bunge Ltd.	1,311,015
4,426	Cabot Oil & Gas Corp.	174,384
4,498	California Water Service Group	83,078
5,193	Cameron International Corp. *	221,793
1,248	Carpenter Technology Corp.	59,704
9,376	CF Industries Holdings, Inc.	1,816,506
13,975	Chesapeake Energy Corp. †	259,935
41,703	Chevron Corp.	4,399,666
1,808	Cimarex Energy Co.	99,657
4,033	Cliffs Natural Resources, Inc.	198,787
3,003	Coeur d’Alene Mines Corp. *	52,733
2,194	Concho Resources, Inc. *	186,753
26,994	ConocoPhillips	1,508,425
4,790	Consol Energy, Inc.	144,850
1,184	Continental Resources, Inc. *	78,878
16,795	Darling International, Inc. *	276,950
57,539	Deere & Co.	4,653,179
8,233	Denbury Resources, Inc. *	124,401
8,524	Devon Energy Corp.	494,307
1,466	Diamond Offshore Drilling, Inc.	86,685
5,676	EOG Resources, Inc.	511,464
3,153	EQT Corp.	169,095
99,422	Exxon Mobil Corp.	8,507,541
6,313	First Solar, Inc. * †	95,074
5,043	FMC Technologies, Inc. *	197,837
26,916	Freeport-McMoRan Copper & Gold, Inc.	917,028
7,757	Graphic Packaging Holding Co. *	42,664
19,470	Halliburton Co.	552,753
9,530	Hecla Mining Co.	45,267
2,265	Helmerich & Payne, Inc.	98,482
6,383	Hess Corp.	277,341
4,393	HollyFrontier Corp.	155,644
10,911	Ingredion, Inc.	540,313
27,820	International Paper Co.	804,276
4,275	Itron, Inc. *	176,301
2,232	Joy Global, Inc.	126,621
1,793	Kinder Morgan Management LLC * †	131,642
10,652	Kinder Morgan, Inc.	343,207
1,818	Lindsay Corp.	117,988
8,729	Louisiana-Pacific Corp. *	94,972
14,849	Marathon Oil Corp.	379,689
10,881	MeadWestvaco Corp.	312,829
1,807	Molycorp, Inc. * †	38,941
76,667	Monsanto Co.	6,346,494
42,641	Mosaic Co.	2,335,021
4,090	Murphy Oil Corp.	205,686
8,949	National Oilwell Varco, Inc.	576,674
2,795	Newfield Exploration Co. *	81,921
16,537	Newmont Mining Corp.	802,210
3,732	Noble Energy, Inc.	316,548
8,998	Nucor Corp.	341,024
17,109	Occidental Petroleum Corp.	1,467,439
4,383	ONEOK, Inc.	185,445
1,951	Ormat Technologies, Inc.	41,732
6,142	Packaging Corp. of America	173,450
5,743	Peabody Energy Corp.	140,818
13,497	Phillips 66 *	448,640
12,235	Pilgrim’s Pride Corp. *	87,480
2,600	Pioneer Natural Resources Co.	229,346
2,704	Plains Exploration & Production Co. *	95,127
3,744	QEP Resources, Inc.	112,208
3,330	Range Resources Corp.	206,027
2,131	Reliance Steel & Aluminum Co.	107,615
2,895	Robbins & Myers, Inc.	121,069
4,493	Rock-Tenn Co. (Class A)	245,093
1,694	Royal Gold, Inc.	132,810
28,135	Schlumberger Ltd.	1,826,243
47	Seaboard Corp. *	100,250
23,048	Smithfield Foods, Inc. *	498,528
4,826	Southern Copper Corp.	152,067
7,363	Southwestern Energy Co. *	235,101
13,736	Spectra Energy Corp.	399,168
6,220	Steel Dynamics, Inc.	73,085
4,319	Sunpower Corp. * †	20,774
10,212	Tractor Supply Co.	848,209
41,739	Tyson Foods, Inc.	785,945
3,226	Ultra Petroleum Corp. *	74,424
4,089	United States Steel Corp. †	84,233
11,709	Valero Energy Corp.	282,772
34,147	Weyerhaeuser Co.	763,527
2,481	Whiting Petroleum Corp. *	102,019
13,198	Williams Companies, Inc.	380,366

		60,600,447

Total Common Stocks
(Cost: $149,656,983)		136,863,805

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.9%
(Cost: $2,617,771)
2,617,771	Bank of New York Overnight Government Fund	2,617,771

Total Investments: 102.0%
(Cost: $152,274,754)		139,481,576
Liabilities in excess of other assets: (2.0)%		(2,747,238)

NET ASSETS: 100.0%		$136,734,338

See Notes to Financial Statements

RVE HARD ASSETS PRODUCERS ETF

SCHEDULE OF INVESTMENTS
(continued)

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
MYR	Malaysian Ringgit
NOK	Norwegian Krone
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,496,143.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $52,611,278 which represents 38.5% of net assets.

Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $450,420, or 0.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Agriculture	28.0%	$38,280,194
Alternative Energy Sources	0.8	1,064,634
Base/Industrial Metals	12.4	16,969,182
Basic Materials	3.7	5,076,325
Consumer, Cyclical	0.0	53,284
Consumer, Non-cyclical	1.2	1,610,106
Energy	40.8	55,818,771
Forest Products	4.1	5,673,143
Industrial	0.2	288,988
Precious Metals	5.6	7,640,867
Utilities	0.4	607,817
Water	2.8	3,780,494

	100.0%	$136,863,805

See Notes to Financial Statements

The summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Australia	$—	$5,653,829	$—	$5,653,829
Austria	—	402,086	—	402,086
Bermuda	87,682	—	—	87,682
Brazil	2,498,704	—	—	2,498,704
Canada	16,747,915	—	—	16,747,915
Chile	515,047	—	—	515,047
China / Hong Kong (a)	104,380	2,933,571	—	3,037,951
Denmark	—	121,568	—	121,568
Finland	—	240,645	—	240,645
France	—	3,559,433	—	3,559,433
Germany	—	370,113	—	370,113
Hungary	—	80,692	—	80,692
India	19,898	450,420	—	470,318
Indonesia	—	398,383	—	398,383
Ireland	—	62,624	—	62,624
Italy	—	1,562,599	—	1,562,599
Japan	—	3,228,247	—	3,228,247
Luxembourg	262,952	402,386	—	665,338
Malaysia	12,214	1,354,769	—	1,366,983
Mexico	548,682	—	—	548,682
Netherlands	262,867	2,315,817	—	2,578,684
Norway	1,704	2,427,853	—	2,429,557
Peru	312,424	—	—	312,424
Poland	—	321,975	—	321,975
Portugal	—	103,382	—	103,382
Russia	194,078	3,230,237	—	3,424,315
Singapore	—	1,967,417	—	1,967,417
South Africa	860,264	1,364,767	—	2,225,031
South Korea	—	1,416,435	—	1,416,435
Spain	12,133	348,675	—	360,808
Sweden	—	886,576	—	886,576
Switzerland	706,131	4,748,119	—	5,454,250
Taiwan	—	404,178	—	404,178
Turkey	—	158,398	—	158,398
United Kingdom	505,005	12,096,084	—	12,601,089
United States	60,600,447	—	—	60,600,447
Money Market Fund	2,617,771	—	—	2,617,771

Total	$86,870,298	$52,611,278	$—	$139,481,576

During the period transfers of securities from Level 1 to Level 2 were $807,303. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

(a)	Includes a Level 3 security that is valued at zero throughout the period ended June 30, 2012.

See Notes to Financial Statements

SOLAR ENERGY ETF

SCHEDULE OF INVESTMENTS
June 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.8%
Canada: 2.8%
76,646	Canadian Solar, Inc. (USD) * †	$275,926

China / Hong Kong: 30.7%
89,117	Daqo New Energy Corp. (ADR) *	75,749
213,338	Hanwha SolarOne Co. Ltd. (ADR) *	256,006
394,332	JA Solar Holdings Co. Ltd. (ADR) * †	406,162
56,698	JinkoSolar Holding Co. Ltd. (ADR) * †	195,041
231,477	LDK Solar Co. Ltd. (ADR) * †	442,121
167,424	Renesola Ltd. (ADR) * †	210,954
252,529	Suntech Power Holdings Co. Ltd. (ADR) * †	474,755
77,302	Trina Solar Ltd. (ADR) * †	491,641
166,068	Yingli Green Energy Holding Co. Ltd. (ADR) * †	461,669

		3,014,098

Germany: 9.1%
21,855	Centrotherm Photovoltaics A.G. † #	64,781
13,537	SMA Solar Technology A.G. † #	465,610
204,546	Solarworld A.G. † #	360,340

		890,731

Norway: 3.7%
944,174	Renewable Energy Corp. A.S. * †	368,448

Taiwan: 13.0%
377,688	Gintech Energy Corp. #	461,271
500,322	Green Energy Technology, Inc. #	442,625
378,646	Solartech Energy Corp. #	370,482

		1,274,378

United States: 40.5%
22,356	Amtech Systems, Inc. *	84,059
14,086	Enphase Energy, Inc. * †	87,615
71,976	First Solar, Inc. * †	1,083,959
141,481	GT Advanced Technologies, Inc. *	747,020
275,718	MEMC Electronic Materials, Inc. *	598,308
142,298	Power-One, Inc. *	643,187
72,231	STR Holdings, Inc. * †	329,373
82,506	Sunpower Corp. * †	396,854

		3,970,375

Total Common Stocks
(Cost: $25,793,846)		9,793,956

MONEY MARKET FUND: 0.3%
(Cost: $28,059)
28,059	Dreyfus Government Cash Management Fund	28,059

Total Investments Before Collateral for Securities Loaned: 100.1%
(Cost: $25,821,905)		9,822,015

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 28.9%
(Cost: $2,837,888)
2,837,888	Bank of New York Overnight Government Fund	2,837,888

Total Investments: 129.0%
(Cost: $28,659,793)		12,659,903
Liabilities in excess of other assets: (29.0)%		(2,846,349)

NET ASSETS: 100.0%		$9,813,554

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,675,042.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,165,109 which represents 22.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Advanced Materials / Products	3.3%	$329,373
Chemicals – Specialty	0.8	75,749
Electronic Component – Semiconductors	39.3	3,856,706
Energy – Alternate Sources	27.1	2,665,287
Power Conversion / Supply Equipment	27.7	2,718,001
Semiconductor Equipment	1.5	148,840
Money Market Fund	0.3	28,059

	100.0%	$9,822,015

See Notes to Financial Statements

The summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Canada	$275,926	$—	$—	$275,926
China / Hong Kong	3,014,098	—	—	3,014,098
Germany	—	890,731	—	890,731
Norway	368,448	—	—	368,448
Taiwan	—	1,274,378	—	1,274,378
United States	3,970,375	—	—	3,970,375
Money Market Funds	2,865,947	—	—	2,865,947

Total	$10,494,794	$2,165,109	$—	$12,659,903

During the period transfers of securities from Level 2 to Level 1 were $368,448. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

STEEL ETF

SCHEDULE OF INVESTMENTS
June 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Brazil: 21.7%
920,026	Cia Siderurgica Nacional S.A. (ADR)	$5,216,547
706,709	Gerdau S.A. (ADR)	6,190,771
717,075	Vale S.A. (ADR)	14,233,939

		25,641,257

Luxembourg: 11.5%
537,284	ArcelorMittal (USD) †	8,204,327
274,589	Ternium S.A. (ADR)	5,373,707

		13,578,034

Mexico: 2.0%
244,574	Grupo Simec, S.A.B. de C.V. (ADR) * †	2,308,779

Russia: 3.4%
613,726	Mechel OAO (ADR) †	3,958,533

South Korea: 8.2%
120,043	POSCO (ADR)	9,656,259

United Kingdom: 12.2%
302,509	Rio Tinto Plc (ADR)	14,462,955

United States: 41.0%
34,001	A.M. Castle & Co. *	361,091
163,008	AK Steel Holding Corp. †	956,857
174,232	Allegheny Technologies, Inc.	5,556,258
77,178	Carpenter Technology Corp.	3,692,196
106,595	Cliffs Natural Resources, Inc.	5,254,068
170,971	Commercial Metals Co.	2,161,073
45,022	Gibraltar Industries, Inc. *	467,328
14,911	LB Foster Co.	426,604
151,797	Nucor Corp.	5,753,106
16,084	Olympic Steel, Inc.	264,099
105,939	Reliance Steel & Aluminum Co.	5,349,919
40,239	Schnitzer Steel Industries, Inc.	1,127,497
323,006	Steel Dynamics, Inc.	3,795,320
115,805	Timken Co.	5,302,711
266,233	United States Steel Corp. †	5,484,400
10,102	Universal Stainless & Alloy, Inc. *	415,192
103,115	Worthington Industries, Inc.	2,110,764

		48,478,483

Total Common Stocks
(Cost: $204,292,458)		118,084,300

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 13.4%
(Cost: $15,870,971)
15,870,971	Bank of New York Overnight Government Fund	15,870,971

Total Investments: 113.4%
(Cost: $220,163,429)		133,955,271
Liabilities in excess of other assets: (13.4)%		(15,807,823)

NET ASSETS: 100.0%		$118,147,448

ADR	American Depositary Receipt
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $15,357,054.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Building & Construction	0.4%	$467,328
Metal – Diversified	12.3	14,462,955
Metal – Iron	16.5	19,488,007
Metal Processors & Fabricator	6.6	7,840,079
Metal Products – Distribution	0.5	625,190
Steel – Producers	58.6	69,229,291
Steel – Specialty	5.1	5,971,450

	100.0%	$118,084,300

The summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks*	$118,084,300	$—	$—	$118,084,300
Money Market Fund	15,870,971	—	—	15,870,971

Total	$133,955,271	$—	$—	$133,955,271

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

UNCONVENTIONAL OIL & GAS ETF

SCHEDULE OF INVESTMENTS
June 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Australia: 0.4%
17,698	Aurora Oil & Gas Ltd. * #	$57,215

Canada: 23.4%
4,204	Birchcliff Energy Ltd. *	23,093
38,429	Canadian Natural Resources Ltd. (USD)	1,031,819
13,871	Crescent Point Energy Corp.	517,042
32,157	Encana Corp.	668,722
23,146	Nexen, Inc.	391,424
15,621	Pengrowth Energy Corp.	98,986
19,644	Penn West Petroleum Ltd.	263,217
4,021	PetroBakken Energy Ltd.	48,475
45,115	Talisman Energy, Inc. (USD)	517,018
5,464	Tourmaline Oil Corp. *	144,070

		3,703,866

United States: 76.2%
20,235	Anadarko Petroleum Corp.	1,339,557
1,968	Berry Petroleum Co.	78,051
8,992	Cabot Oil & Gas Corp.	354,285
28,672	Chesapeake Energy Corp.	533,299
4,185	Concho Resources, Inc. *	356,227
9,950	Consol Energy, Inc.	300,888
1,821	Continental Resources, Inc. *	121,315
16,739	Denbury Resources, Inc. *	252,926
15,699	Devon Energy Corp.	910,385
10,767	EOG Resources, Inc.	970,214
6,475	EQT Corp.	347,254
5,116	EXCO Resources, Inc.	38,830
4,841	Forest Oil Corp. *	35,485
2,166	Gulfport Energy Corp. *	44,685
14,190	Hess Corp.	616,556
10,947	Kodiak Oil & Gas Corp. *	89,875
3,457	National Fuel Gas Co.	162,410
5,777	Newfield Exploration Co. *	169,324
7,583	Noble Energy, Inc.	643,190
2,583	Northern Oil and Gas, Inc. *	41,173
3,379	Oasis Petroleum, Inc. *	81,704
14,873	Occidental Petroleum Corp.	1,275,657
5,272	Pioneer Natural Resources Co.	465,043
5,354	Plains Exploration & Production Co. *	188,354
7,722	QEP Resources, Inc.	231,428
6,879	Range Resources Corp.	425,604
2,244	Rosetta Resources, Inc. *	82,220
2,777	SM Energy Co.	136,379
14,960	Southwestern Energy Co. *	477,673
6,419	Ultra Petroleum Corp. *	148,086
5,092	Whiting Petroleum Corp. *	209,383
27,357	Williams Companies, Inc.	788,429
8,689	WPX Energy, Inc. *	140,588

		12,056,477

Total Common Stocks
(Cost: $18,717,077)		15,817,558

MONEY MARKET FUND: 0.0%
(Cost: $9,136)
9,136	Dreyfus Government Cash Management Fund	9,136

Total Investments: 100.0%
(Cost: $18,726,213)		15,826,694
Liabilities in excess of other assets: (0.0)%		(6,640)

NET ASSETS: 100.0%		$15,820,054

USD	United States Dollar
*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $57,215 which represents 0.4% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value

Coal	1.9%	$300,888
Electric – Integrated	1.0	162,410
Oil Company – Exploration & Production	88.1	13,949,275
Oil Company – Integrated	3.9	616,556
Pipelines	5.0	788,429
Money Market Fund	0.1	9,136

	100.0%	$15,826,694

The summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Australia	$—	$57,215	$—	$57,215
Canada	3,703,866	—	—	3,703,866
United States	12,056,477	—	—	12,056,477
Money Market Fund	9,136	—	—	9,136

Total	$15,769,479	$57,215	$—	$15,826,694

See Notes to Financial Statements

URANIUM+NUCLEAR ENERGY ETF

SCHEDULE OF INVESTMENTS
June 30, 2012 (unaudited)

Number of Shares		Value

COMMON STOCKS: 95.3%
Australia: 10.6%
2,798,831	Energy Resources of Australia Ltd. * † #	$4,618,848
2,865,734	Paladin Energy Ltd. * #	3,752,610

		8,371,458

Canada: 15.3%
245,396	Cameco Corp. (USD) †	5,386,442
2,331,613	Denison Mines Corp. * †	3,110,495
1,386,606	Uranium One, Inc. * †	3,522,791

		12,019,728

France: 14.2%
290,530	Areva S.A. * † #	3,788,481
330,235	Electricite de France S.A. #	7,368,198

		11,156,679

Japan: 26.0%
1,388,714	IHI Corp. #	2,975,841
144,874	JGC Corp. #	4,207,725
1,000,705	Kajima Corp. #	2,943,335
1,370,006	Mitsubishi Heavy Industries Ltd. #	5,579,421
536,000	Taihei Dengyo Kaisha Ltd. #	3,665,000
92,000	Toshiba Plant Systems & Services Corp. #	1,094,727

		20,466,049

Poland: 6.9%
925,475	Polska Grupa Energetyczna S.A. #	5,409,923

United States: 22.3%
1,035,945	EnergySolutions, Inc. *	1,750,747
152,971	Exelon Corp.	5,754,769
1,633,034	Uranium Energy Corp. * †	3,739,648
207,069	US Ecology, Inc.	3,673,404
2,621,916	USEC, Inc. *	2,595,697

		17,514,265

Total Common Stocks
(Cost: $102,100,193)		74,938,102

CLOSED-END FUND: 4.8%
(Cost: $4,698,198)
693,303	Uranium Participation Corp. *	3,747,216
MONEY MARKET FUND: 4.3%
(Cost: $3,417,601)
3,417,601	Dreyfus Government Cash Management Fund	3,417,601

Total Investments Before Collateral for Securities Loaned: 104.4%
(Cost: $110,215,992)		82,102,919

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 14.2%
(Cost: $11,179,387)
11,179,387	Bank of New York Overnight Government Fund	11,179,387

Total Investments: 118.6%
(Cost: $121,395,379)		93,282,306
Liabilities in excess of other assets: (18.6)%		(14,653,532)

NET ASSETS: 100.0%		$78,628,774

USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $10,573,078.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $45,404,109 which represents 57.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Building & Construction	8.0%	$6,608,335
Electric – Integrated	22.6	18,532,890
Energy – Alternate Sources	4.6	3,788,481
Engineering / R&D Services	6.5	5,302,452
Hazardous Waste Disposal	6.6	5,424,151
Machinery – General Industry	10.4	8,555,262
Non – Ferrous Metals	32.6	26,726,531
Closed-End Fund	4.6	3,747,216
Money Market Fund	4.1	3,417,601

	100.0%	$82,102,919

See Notes to Financial Statements

The summary of inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks
Australia	$—	$8,371,458	$—	$8,371,458
Canada	12,019,728	—	—	12,019,728
France	—	11,156,679	—	11,156,679
Japan	—	20,466,049	—	20,466,049
Poland	—	5,409,923	—	5,409,923
United States	17,514,265	—	—	17,514,265
Closed-End Fund	3,747,216	—	—	3,747,216
Money Market Funds	14,596,988	—	—	14,596,988

Total	$47,878,197	$45,404,109	$—	$93,282,306

During the period transfers of securities from Level 1 to Level 2 were $3,788,481. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Financial Statements.

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2012 (unaudited)

	Agribusiness ETF	Coal ETF	Global Alternative Energy ETF	Gold Miners ETF

Assets:
Investments, at value(1)
Unaffiliated issuers(2)	$5,394,087,620	$174,634,951	$47,342,924	$8,198,360,377
Affiliated issuers(3)	—	—	—	—
Short term investment held as collateral for securities loaned(4)	348,105,868	16,747,740	13,289,849	307,614,184
Cash	—	—	—	45,711
Cash denominated in foreign currency(5)	636,700	22,695	165,792	—
Receivables:
Investment securities sold	966,458	—	—	—
Shares sold	401,358	—	—	3,726
Due from Adviser	—	—	—	—
Dividends	10,787,189	1,104,739	137,687	3,685,247
Prepaid expenses	10,916	3,029	337	18,503

Total assets	5,754,996,109	192,513,154	60,936,589	8,509,727,748

Liabilities:
Payables:
Investment securities purchased	422,698	221,767	—	—
Collateral for securities loaned	348,105,868	16,747,740	13,289,849	307,614,184
Line of credit	4,885,001	466,999	150,002	—
Shares redeemed	—	—	—	20,975
Due to Adviser	2,121,400	62,448	13,118	3,573,827
Due to custodian	870,908	13,944	12,830	—
Deferred Trustee fees	140,603	19,355	12,154	351,309
Accrued expenses	334,393	285,285	125,240	711,708

Total liabilities	356,880,871	17,817,538	13,603,193	312,272,003

NET ASSETS	$5,398,115,238	$174,695,616	$47,333,396	$8,197,455,745

Shares outstanding	108,700,000	7,100,000	4,600,000	183,102,500

Net asset value, redemption and offering price per share	$49.66	$24.61	$10.29	$44.77

Net assets consist of:
Aggregate paid in capital	$6,077,827,007	$588,202,785	$358,624,198	$11,230,644,774
Net unrealized depreciation	(207,480,970)	(150,377,694)	(57,918,152)	(2,407,897,040)
Undistributed (accumulated) net investment income (loss)	42,939,711	2,416,057	374,749	45,226,477
Accumulated net realized loss	(515,170,510)	(265,545,532)	(253,747,399)	(670,518,466)

	$5,398,115,238	$174,695,616	$47,333,396	$8,197,455,745

(1) Value of securities on loan	$334,931,745	$15,745,243	$12,836,840	$295,612,695

(2) Cost of Investments - Unaffiliated issuers	$5,601,639,098	$325,012,590	$105,253,733	$10,606,257,417

(3) Cost of Investments - Affiliated issuers	$—	$—	$—	$—

(4) Cost of short term investment held as collateral for securities loaned	$348,105,868	$16,747,740	$13,289,849	$307,614,184

(5) Cost of cash denominated in foreign currency	$637,056	$22,687	$166,841	$—

*	Net asset value per share and shares outstanding have been restated to reflect the 1 for 15 reverse share split which took place on July 2, 2012 (See Note 14).

See Notes to Financial Statements

Junior Gold Miners ETF	Oil Services ETF	Rare Earth/ Strategic Metals ETF	RVE Hard Assets Producers ETF	Solar Energy ETF*	Steel ETF	Unconventional Oil & Gas ETF	Uranium+ Nuclear Energy ETF

$296,378,784	$1,026,038,944	$167,593,621	$136,863,805	$9,822,015	$118,084,300	$15,826,694	$82,102,919
1,823,504,212	—	—	—	—	—	—	—
161,284,497	68,949,189	39,674,895	2,617,771	2,837,888	15,870,971	—	11,179,387
14,665	95,547	14,253	—	105	—	—	—
259	—	6,817,947	226,850	5,628	—	5,687	231,989
93,380	—	—	—	—	6,379,037	—	2,327
—	571	—	—	—	—	—	—
—	—	—	—	5,477	—	2,210	—
1,503,733	1,084,390	196,384	266,540	39,579	264,446	21,503	61,443
15,085	3,952	8,561	2,845	75	613	14,891	1,406

2,282,794,615	1,096,172,593	214,305,661	139,977,811	12,710,767	140,599,367	15,870,985	93,579,471

—	—	52,608	—	—	6,317,336	—	3,549,159
161,284,497	68,949,189	39,674,895	2,617,771	2,837,888	15,870,971	—	11,179,387
—	709,001	6,615,758	482,125	—	102,000	—	62,000
26	—	—	—	—	—	—	—
899,057	262,620	60,150	38,366	—	37,474	—	25,925
—	—	—	10,056	—	6,012	717	—
48,242	5,636	4,541	5,494	1,414	17,463	54	10,242
104,762	127,178	93,358	89,661	57,911	100,663	50,160	123,984

162,336,584	70,053,624	46,501,310	3,243,473	2,897,213	22,451,919	50,931	14,950,697

$2,120,458,031	$1,026,118,969	$167,804,351	$136,734,338	$9,813,554	$118,147,448	$15,820,054	$78,628,774

111,150,000	28,810,863	12,300,000	4,050,000	250,000	2,650,000	750,000	5,500,000

$19.08	$35.62	$13.64	$33.76	$39.25	$44.58	$21.09	$14.30

$3,460,708,880	$1,103,514,152	$307,215,035	$152,776,644	$71,138,534	$331,098,209	$18,987,680	$260,936,926
(1,050,133,152)	(35,204,361)	(98,239,702)	(12,791,080)	(16,001,163)	(86,208,158)	(2,899,510)	(28,114,213)
(18,959,250)	6,443,112	2,031,585	1,628,106	245,991	1,740,879	75,319	2,679,713
(271,158,447)	(48,633,934)	(43,202,567)	(4,879,332)	(45,569,808)	(128,483,482)	(343,435)	(156,873,652)

$2,120,458,031	$1,026,118,969	$167,804,351	$136,734,338	$9,813,554	$118,147,448	$15,820,054	$78,628,774

$150,867,804	$67,395,060	$37,654,150	$2,496,143	$2,675,042	$15,357,054	$—	$10,573,078

$446,503,544	$1,061,243,305	$265,832,512	$149,656,983	$25,821,905	$204,292,458	$18,726,213	$110,215,992

$2,723,516,463	$—	$—	$—	$—	$—	$—	$—

$161,284,497	$68,949,189	$39,674,895	$2,617,771	$2,837,888	$15,870,971	$—	$11,179,387

$258	$—	$6,818,746	$225,159	$5,614	$—	$5,687	$231,989

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2012 (unaudited)

	Agribusiness ETF	Coal ETF	Global Alternative Energy ETF	Gold Miners ETF

Income:
Dividends - unaffiliated issuers	$61,308,091	$3,887,631	$318,650	$67,223,072
Dividends - affiliated issuers	—	—	—	—
Securities lending income	1,352,666	83,222	280,437	1,018,744
Foreign taxes withheld	(3,967,067)	(332,567)	(27,120)	(5,821,392)

Total income	58,693,690	3,638,286	571,967	62,420,424

Expenses:
Management fees	14,277,632	609,854	142,128	21,062,161
Professional fees	118,058	25,897	22,104	193,421
Insurance	53,328	5,860	1,288	65,826
Trustees’ fees and expenses	23,878	4,792	942	61,129
Reports to shareholders	131,410	23,130	12,147	177,330
Indicative optimized portfolio value fee	—	7,462	7,462	—
Custodian fees	374,915	96,285	14,124	227,809
Registration fees	279,625	4,255	2,370	129,739
Transfer agent fees	1,214	1,214	1,214	1,214
Fund accounting fees	115,296	29,133	17,868	—
Interest	42,865	3,847	940	31,740
Other	24,187	4,247	1,815	40,967

Total expenses	15,442,408	815,976	224,402	21,991,336
Waiver of management fees	—	(92,502)	(47,223)	—
Expenses assumed by the Adviser	—	—	—	—

Net expenses	15,442,408	723,474	177,179	21,991,336

Net investment income (loss)	43,251,282	2,914,812	394,788	40,429,088

Net realized gain (loss) on:
Investments - unaffiliated issuers	(42,171,244)	(28,746,541)	(7,166,457)	(150,586,283)
Investments - affiliated issuers	—	—	—	—
In-kind redemptions	83,995,623	(28,776,058)	(2,115,672)	117,838,149
Foreign currency transactions and foreign denominated assets and liabilities	(625,957)	(9,964)	(709)	—

Net realized gain (loss)	41,198,422	(57,532,563)	(9,282,838)	(32,748,134)

Change in unrealized appreciation (depreciation) on:
Investments	211,802,288	11,311,065	5,882,437	(1,098,307,858)
Foreign currency transactions and foreign denominated assets and liabilities	(16,773)	270	(1,813)	—

Change in net unrealized appreciation (depreciation)	211,785,515	11,311,335	5,880,624	(1,098,307,858)

Net Increase (Decrease) in Net Assets Resulting from Operations	$296,235,219	$(43,306,416)	$(3,007,426)	$(1,090,626,904)

(a)	Commencement of operations for Unconventional Oil & Gas ETF is February 14, 2012.

See Notes to Financial Statements

Junior Gold Miners ETF	Oil Services ETF	Rare Earth/ Strategic Metals ETF	RVE Hard Assets Producers ETF	Solar Energy ETF	Steel ETF	Unconventional Oil & Gas ETF(a)	Uranium+ Nuclear Energy ETF

$1,705,274	$7,923,109	$1,297,780	$2,180,728	$47,413	$2,226,059	$112,952	$965,917
1,697,077	—	—	—	—	—	—	—
1,766,251	395,299	1,381,865	50,229	245,202	59,381	—	312,104
(382,507)	(17,119)	(52,208)	(127,702)	(6,578)	(102,472)	(8,855)	(66,648)

4,786,095	8,301,289	2,627,437	2,103,255	286,037	2,182,968	104,097	1,211,373

5,355,622	1,850,463	512,336	410,870	30,706	383,871	26,646	223,263
73,755	32,218	22,800	19,657	20,645	24,083	16,531	23,745
19,589	—	4,475	2,383	285	2,128	—	1,474
14,158	1,760	2,480	1,379	201	2,264	242	1,168
71,120	22,650	16,807	11,402	3,757	11,651	2,206	18,671
7,462	4,214	9,632	9,567	9,632	—	6,439	—
138,077	55,881	38,370	53,657	8,817	9,231	20,035	10,059
54,059	38,090	9,616	4,682	3,300	3,268	1,554	5,030
1,214	1,189	1,214	1,214	1,214	1,214	751	1,214
85,407	24,156	19,702	18,076	17,868	14,956	9,058	17,868
72,953	7,714	8,422	5,877	651	3,069	—	1,781
12,250	896	3,567	12,477	1,423	1,756	206	2,384

5,905,666	2,039,231	649,421	551,241	98,499	457,491	83,668	306,657
—	(181,054)	(56,932)	(114,477)	(30,706)	(32,165)	(26,646)	(36,959)
—	—	—	—	(27,222)	—	(28,244)	—

5,905,666	1,858,177	592,489	436,764	40,571	425,326	28,778	269,698

(1,119,571)	6,443,112	2,034,948	1,666,491	245,466	1,757,642	75,319	941,675

(84,740,160)	225,436	(10,625,985)	(1,143,715)	(6,337,816)	(4,580,833)	(343,076)	(7,071,649)
(34,696,373)	—	—	—	—	—	—	—
31,645,698	(48,859,370)	(401,999)	3,155,766	—	(6,805,554)	—	411,261

171,452	—	(16,696)	(12,576)	(1,602)	—	(359)	(13,109)

(87,619,382)	(48,633,934)	(11,044,680)	1,999,475	(6,339,418)	(11,386,387)	(343,435)	(6,673,497)

(434,046,186)	(40,789,262)	(8,675,526)	(4,363,661)	1,317,397	9,075,111	(2,899,519)	2,022,817

1,657	—	(5,911)	(2,474)	(312)	—	9	3,322

(434,044,529)	(40,789,262)	(8,681,437)	(4,366,135)	1,317,085	9,075,111	(2,899,510)	2,026,139

$(522,783,482)	$(82,980,084)	$(17,691,169)	$(700,169)	$(4,776,867)	$(553,634)	$(3,167,626)	$(3,705,683)

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Agribusiness ETF		Coal ETF

	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011

	(unaudited)		(unaudited)
Operations:
Net investment income (loss)	$43,251,282	$36,439,516	$2,914,812	$5,260,673
Net realized gain (loss)	41,198,422	(3,698,503)	(57,532,563)	65,232,115
Change in net unrealized appreciation (depreciation)	211,785,515	(798,909,790)	11,311,335	(250,586,135)

Net increase (decrease) in net assets resulting from operations	296,235,219	(766,168,777)	(43,306,416)	(180,093,347)

Dividends and Distributions to shareholders:
Dividends from net investment income	—	(34,623,770)	—	(4,781,700)
Distributions from net realized capital gains	—	—	—	—
Return of capital	—	(1,217,830)	—	—

Total Dividends and Distributions	—	(35,841,600)	—	(4,781,700)

Share transactions:**
Proceeds from sale of shares	37,777,795	4,378,570,725	67,666,489	425,632,693
Cost of shares redeemed	(466,711,104)	(669,963,321)	(164,084,675)	(455,900,779)

Increase (decrease) in net assets resulting from share transactions	(428,933,309)	3,708,607,404	(96,418,186)	(30,268,086)

Total increase (decrease) in net assets	(132,698,090)	2,906,597,027	(139,724,602)	(215,143,133)
Net Assets, beginning of period	5,530,813,328	2,624,216,301	314,420,218	529,563,351

Net Assets, end of period†	$5,398,115,238	$5,530,813,328	$174,695,616	$314,420,218

† Including undistributed (accumulated) net investment income (loss)	$42,939,711	$906,259	$2,416,057	$(498,756)

** Shares of Common Stock Issued (no par value)
Shares sold	750,000	81,750,000	2,800,000	8,900,000
Shares redeemed	(9,200,000)	(13,750,000)	(5,400,000)	(10,450,000)

Net increase (decrease)	(8,450,000)	68,000,000	(2,600,000)	(1,550,000)

See Notes to Financial Statements

Global Alternative Energy ETF		Gold Miners ETF		Junior Gold Miners ETF

For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011

(unaudited)		(unaudited)		(unaudited)

$394,788	$1,836,123	$40,429,088	$27,133,219	$(1,119,571)	$(4,799,570)
(9,282,838)	(32,075,257)	(32,748,134)	767,445,332	(87,619,382)	205,530,440
5,880,624	(28,969,908)	(1,098,307,858)	(2,466,014,549)	(434,044,529)	(1,178,756,253)

(3,007,426)	(59,209,042)	(1,090,626,904)	(1,671,435,998)	(522,783,482)	(978,025,383)

—	(1,791,370)	—	(26,160,375)	—	(94,475,400)
—	—	—	—	—	(29,153,300)
—	(70,430)	—	—	—	—

—	(1,861,800)	—	(26,160,375)	—	(123,628,700)

—	25,058,340	3,617,359,286	8,350,241,963	914,695,620	1,840,344,634
(8,303,275)	(39,890,750)	(3,101,815,755)	(5,557,514,446)	(194,119,226)	(939,881,945)

(8,303,275)	(14,832,410)	515,543,531	2,792,727,517	720,576,394	900,462,689

(11,310,701)	(75,903,252)	(575,083,373)	1,095,131,144	197,792,912	(201,191,394)
58,644,097	134,547,349	8,772,539,118	7,677,407,974	1,922,665,119	2,123,856,513

$47,333,396	$58,644,097	$8,197,455,745	$8,772,539,118	$2,120,458,031	$1,922,665,119

$374,749	$50,391	$45,226,477	$4,797,389	$(18,959,250)	$(17,839,679)

—	1,150,000	75,350,000	142,750,000	40,050,000	52,800,000
(750,000)	(2,500,000)	(62,600,000)	(97,350,000)	(7,500,000)	(27,550,000)

(750,000)	(1,350,000)	12,750,000	45,400,000	32,550,000	25,250,000

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS
(continued)

	Oil Services ETF(a)		Rare Earth/Strategic Metals ETF

	For the Six Months Ended June 30, 2012	For the Period December 20, 2011* through December 31, 2011	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011

	(unaudited)		(unaudited)
Operations:
Net investment income (loss)	$6,443,112	$(116,075)	$2,034,948	$3,462,802
Net realized gain (loss)	(48,633,934)	89,546	(11,044,680)	(16,654,604)
Change in net unrealized appreciation (depreciation)	(40,789,262)	5,584,901	(8,681,437)	(116,192,891)

Net increase (decrease) in net assets resulting from operations	(82,980,084)	5,558,372	(17,691,169)	(129,384,693)

Dividends to shareholders:
Dividends from net investment income	—	—	—	(12,770,200)

Share transactions:**
Proceeds from sale of shares	2,752,315,947	1,176,474,156	4,629,595	267,136,704
Cost of shares redeemed	(2,556,869,556)	(268,379,866)	(17,669,449)	(163,228,037)

Increase (decrease) in net assets resulting from share transactions	195,446,391	908,094,290	(13,039,854)	103,908,667

Total increase (decrease) in net assets	112,466,307	913,652,662	(30,731,023)	(38,246,226)
Net Assets, beginning of period	913,652,662	—	198,535,374	236,781,600

Net Assets, end of period†	$1,026,118,969	$913,652,662	$167,804,351	$198,535,374

† Including undistributed (accumulated) net investment income (loss)	$6,443,112	$—	$2,031,585	$(3,363)

** Shares of Common Stock Issued (no par value)
Shares sold	85,457,242	30,910,863	300,000	10,750,000
Shares redeemed	(64,600,000)	(7,050,000)	(1,150,000)	(7,600,000)

Net increase (decrease)	20,857,242	23,860,863	(850,000)	3,150,000

*	Commencement of operations
(a)	Share activity has been restated to reflect the three-for-one share split which took place on February 14, 2012 (See Note 13).
(b)	Share activity has been restated to reflect the 1 for 15 reverse share split which took place on July 2, 2012 (See Note 14).

See Notes to Financial Statements

RVE Hard Assets Producers ETF		Solar Energy ETF(b)		Steel ETF

For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011

(unaudited)		(unaudited)		(unaudited)

$1,666,491	$3,118,054	$245,466	$660,006	$1,757,642	$4,328,391
1,999,475	2,384,553	(6,339,418)	(6,915,259)	(11,386,387)	18,498,298
(4,366,135)	(38,703,131)	1,317,085	(14,435,603)	9,075,111	(100,133,153)

(700,169)	(33,200,524)	(4,776,867)	(20,690,856)	(553,634)	(77,306,464)

—	(3,102,000)	—	(629,100)	—	(4,339,600)

9,241,368	46,294,627	4,640,056	19,442,977	39,195,257	212,976,153
(30,493,921)	(60,999,830)	—	(13,039,905)	(101,531,142)	(229,359,586)

(21,252,553)	(14,705,203)	4,640,056	6,403,072	(62,335,885)	(16,383,433)

(21,952,722)	(51,007,727)	(136,811)	(14,916,884)	(62,889,519)	(98,029,497)
158,687,060	209,694,787	9,950,365	24,867,249	181,036,967	279,066,464

$136,734,338	$158,687,060	$9,813,554	$9,950,365	$118,147,448	$181,036,967

$1,628,106	$(38,385)	$245,991	$525	$1,740,879	$(16,763)

250,000	1,150,000	70,000	110,000	800,000	3,300,000
(900,000)	(1,850,000)	—	(80,000)	(1,950,000)	(3,350,000)

(650,000)	(700,000)	70,000	30,000	(1,150,000)	(50,000)

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS
(continued)

	Unconventional Oil & Gas ETF	Uranium+Nuclear Energy ETF

	For the Period February 14, 2012* through June 30, 2012	For the Six Months Ended June 30, 2012	For the Year Ended December 31, 2011

	(unaudited)	(unaudited)
Operations:
Net investment income	$75,319	$941,675	$2,447,939
Net realized loss	(343,435)	(6,673,497)	(14,894,280)
Change in net unrealized appreciation (depreciation)	(2,899,510)	2,026,139	(57,849,070)

Net decrease in net assets resulting from operations	(3,167,626)	(3,705,683)	(70,295,411)

Dividends to shareholders:
Dividends from net investment income	—	—	(11,398,800)

Share transactions:**
Proceeds from sale of shares	18,987,680	2,597,574	21,656,885
Cost of shares redeemed	—	(6,930,759)	(113,736,655)

Increase (decrease) in net assets resulting from share transactions	18,987,680	(4,333,185)	(92,079,770)

Total increase (decrease) in net assets	15,820,054	(8,038,868)	(173,773,981)
Net Assets, beginning of period	—	86,667,642	260,441,623

Net Assets, end of period†	$15,820,054	$78,628,774	$86,667,642

† Including undistributed net investment income	$75,319	$2,679,713	$1,738,038

** Shares of Common Stock Issued (no par value)
Shares sold	750,000	150,000	800,000
Shares redeemed	—	(450,000)	(5,300,000)

Net increase (decrease)	750,000	(300,000)	(4,500,000)

*	Commencement of operations

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	Agribusiness ETF

	For the Six Months Ended June 30, 2012						For the Period August 31, 2007(a) through December 31, 2007

			For the Year Ended December 31,

			2011	2010	2009	2008

	(unaudited)
Net asset value, beginning of period	$47.21		$53.39	$43.69	$27.71	$56.73	$40.90

Income from investment operations:
Net investment income	0.40		0.30	0.31	0.45	0.35	—	(b)
Net realized and unrealized gain (loss) on investments	2.05		(6.18)	9.72	15.95	(29.09)	15.83

Total from investment operations	2.45		(5.88)	10.03	16.40	(28.74)	15.83

Less:
Dividends from net investment income	—		(0.29)	(0.33)	(0.42)	(0.28)	—
Return of capital	—		(0.01)	—	—	—	—

Total Dividends	—		(0.30)	(0.33)	(0.42)	(0.28)	—

Net asset value, end of period	$49.66		$47.21	$53.39	$43.69	$27.71	$56.73

Total return (c)	5.19	%(d)	(11.01)%	22.96%	59.18%	(50.64)%	38.70	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$5,398,115		$5,530,813	$2,624,216	$1,992,374	$679,014	$706,245
Ratio of gross expenses to average net assets	0.54	%(e)	0.53%	0.56%	0.59%	0.59%	0.65	%(e)
Ratio of net expenses to average net assets	0.54	%(e)	0.53%	0.56%	0.59%	0.59%	0.65	%(e)
Ratio of net expenses, excluding interest expense, to average net assets	0.54	%(e)	0.53%	0.55%	0.59%	0.58%	0.65	%(e)
Ratio of net investment income to average net assets	1.51	%(e)	0.76%	0.78%	1.56%	0.66%	(0.02	)%(e)
Portfolio turnover rate	6	%(d)	22%	20%	35%	29%	4	%(d)

	Coal ETF

	For the Six Months Ended June 30, 2012					For the Period January 10, 2008(a) through December 31, 2008

			For the Year Ended December 31,

			2011	2010	2009

	(unaudited)
Net asset value, beginning of period	$32.41		$47.07	$35.93	$14.55	$40.39

Income from investment operations:
Net investment income	0.39		0.53	0.18	0.34	0.10
Net realized and unrealized gain (loss) on investments	(8.19)		(14.71)	11.15	21.35	(25.85)

Total from investment operations	(7.80)		(14.18)	11.33	21.69	(25.75)

Less:
Dividends from net investment income	—		(0.48)	(0.19)	(0.31)	(0.09)

Net asset value, end of period	$24.61		$32.41	$47.07	$35.93	$14.55

Total return (c)	(24.09	)%(d)	(30.12)%	31.55%	149.05%	(63.75	)%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$174,696		$314,420	$529,563	$418,528	$167,999
Ratio of gross expenses to average net assets	0.67	%(e)	0.59%	0.59%	0.64%	0.62	%(e)
Ratio of net expenses to average net assets	0.60	%(e)	0.59%	0.59%	0.64%	0.62	%(e)
Ratio of net expenses, excluding interest expense,
to average net assets	0.59	%(e)	0.59%	0.58%	0.63%	0.61	%(e)
Ratio of net investment income to average net assets	2.40	%(e)	0.93%	0.57%	1.51%	0.53	%(e)
Portfolio turnover rate	12	%(d)	47%	29%	50%	47	%(d)

(a)	Commencement of operations
(b)	Amount represents less than $0.005 per share
(c)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(d)	Not annualized
(e)	Annualized

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	Global Alternative Energy ETF

	For the Six Months Ended June 30, 2012						For the Period May 3, 2007(a) through December 31, 2007

			For the Year Ended December 31,

			2011	2010	2009	2008

	(unaudited)
Net asset value, beginning of period	$10.96		$20.08	$25.17	$23.08	$59.50	$39.68

Income from investment operations:
Net investment income	0.09		0.34	0.20	0.09	0.15	—	(b)
Net realized and unrealized gain (loss) on investments	(0.76)		(9.11)	(5.10)	2.01	(36.43)	19.82

Total from investment operations	(0.67)		(8.77)	(4.90)	2.10	(36.28)	19.82

Less:
Dividends from net investment income	—		(0.34)	(0.19)	(0.01)	(0.14)	—
Return of capital	—		(0.01)	—	—	—	—

Total Dividends	—		(0.35)	(0.19)	(0.01)	(0.14)	—

Net asset value, end of period	$10.29		$10.96	$20.08	$25.17	$23.08	$59.50

Total return (c)	(6.11	)%(d)	(43.69)%	(19.46)%	9.11%	(60.98)%	49.95	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$47,333		$58,644	$134,547	$212,645	$192,758	$238,018
Ratio of gross expenses to average net assets	0.79	%(e)	0.68%	0.60%	0.66%	0.62%	0.73	%(e)
Ratio of net expenses to average net assets	0.62	%(e)	0.62%	0.60%	0.66%	0.62%	0.65	%(e)
Ratio of net expenses, excluding interest expense, to average net assets	0.62	%(e)	0.62%	0.60%	0.65%	0.60%	0.65	%(e)
Ratio of net investment income to average net assets	1.39	%(e)	1.59%	0.81%	0.34%	0.46%	0.01	%(e)
Portfolio turnover rate	13	%(d)	26%	30%	50%	29%	5	%(d)

	Gold Miners ETF

	For the Six Months Ended June 30, 2012

			For the Year Ended December 31,

			2011	2010	2009	2008	2007

	(unaudited)
Net asset value, beginning of period	$51.50		$61.44	$46.15	$33.70	$45.89	$39.87

Income from investment operations:
Net investment income	0.22		0.26	0.04	0.05	0.43	0.11
Net realized and unrealized gain (loss) on investments	(6.95)		(10.05)	15.65	12.51	(12.62)	6.66

Total from investment operations	(6.73)		(9.79)	15.69	12.56	(12.19)	6.77

Less:
Dividends from net investment income	—		(0.15)	(0.40)	(0.11)	—	(0.75)

Net asset value, end of period	$44.77		$51.50	$61.44	$46.15	$33.70	$45.89

Total return (c)	(13.07	)%(d)	(15.93)%	34.01%	37.27%	(26.56)%	16.97%

Ratios/Supplemental Data
Net assets, end of period (000’s)	$8,197,456		$8,772,539	$7,677,408	$5,568,529	$2,672,363	$1,436,430
Ratio of gross expenses to average net assets	0.52	%(e)	0.52%	0.53%	0.54%	0.56%	0.59%
Ratio of net expenses to average net assets	0.52	%(e)	0.52%	0.53%	0.54%	0.55%	0.55%
Ratio of net expenses, excluding interest expense, to average net assets	0.52	%(e)	0.52%	0.53%	0.54%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	0.96	%(e)	0.35%	0.05%	0.00%	0.15%	0.08%
Portfolio turnover rate	5	%(d)	9%	3%	12%	13%	1%

(a)	Commencement of operations
(b)	Amount represents less than $0.005 per share
(c)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(d)	Not annualized
(e)	Annualized

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	Junior Gold Miners ETF

	For the Six Months Ended June 30, 2012					For the Period November 10, 2009(a) through December 31, 2009
			For the Year Ended December 31,

			2011	2010

	(unaudited)
Net asset value, beginning of period	$24.46		$39.81	$25.81		$24.72

Income from investment operations:
Net investment income (loss)	(0.01	)(b)	0.68	(0.10	)(b)	(0.01)
Net realized and unrealized gain (loss) on investments	(5.37)		(14.45)	17.03		1.10

Total from investment operations	(5.38)		(13.77)	16.93		1.09

Less:
Dividends from net investment income	—		(1.21)	(2.93)		—
Distributions from net realized gains	—		(0.37)	—		—

Total Dividends and Distributions	—		(1.58)	(2.93)		—

Net asset value, end of period	$19.08		$24.46	$39.81		$25.81

Total return (c)	(22.00	)%(d)	(34.57)%	65.74%		4.41	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$2,120,458		$1,922,665	$2,123,857		$660,843
Ratio of gross expenses to average net assets	0.55	%(e)	0.54%	0.54%		0.59	%(e)
Ratio of net expenses to average net assets	0.55	%(e)	0.54%	0.54%		0.59	%(e)
Ratio of net expenses, excluding interest expense, average net assets	0.54	%(e)	0.54%	0.54%		0.59	%(e)
Ratio of net investment loss to average net assets	(0.10	)%(e)	(0.22)%	(0.34)%		(0.43	)%(e)
Portfolio turnover rate	14	%(d)	60%	49%		20	%(d)

	Oil Services ETF#

	For the Six Months Ended June 30, 2012		For the Period December 20, 2011(a) through December 31, 2011

	(unaudited)
Net asset value, beginning of period	$38.29		$38.06

Income from investment operations:
Net investment income (loss)	0.22		—	(f)
Net realized and unrealized gain (loss) on investments	(2.89)		0.23

Total from investment operations	(2.67)		0.23

Net asset value, end of period	$35.62		$38.29

Total return (c)	(6.97	)%(d)	0.61	%(d)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,026,119		$913,653
Ratio of gross expenses to average net assets	0.39	%(e)	0.46	%(e)
Ratio of net expenses to average net assets	0.35	%(e)	0.35	%(e)
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(e)	0.35	%(e)
Ratio of net investment income (loss) to average net assets	1.22	%(e)	(0.35	)%(e)
Portfolio turnover rate	2	%(d)	0	%(d)

(a)	Commencement of operations
(b)	Calculated based upon average shares outstanding
(c)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(d)	Not annualized
(e)	Annualized
(f)	Amount represents less than $0.005 per share.
#

On February 14, 2012, the Fund effected a stock split as described in Note 13 of the Notes to Financial Statements. Per share data for the period December 20, 2011 through February 13, 2012, has been adjusted to give effect to the stock split.

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	Rare Earth/Strategic Metals ETF

	For the Six Months Ended June 30, 2012		For the Year Ended December 31, 2011	For the Period October 27, 2010(a) through December 31, 2010

	(unaudited)
Net asset value, beginning of period	$15.10		$23.68	$19.76

Income from investment operations:
Net investment income (loss)	0.17		0.25	(0.01)
Net realized and unrealized gain (loss) on investments	(1.63)		(7.88)	3.93

Total from investment operations	(1.46)		(7.63)	3.92

Less:
Dividends from net investment income	—		(0.95)	—

Net asset value, end of period	$13.64		$15.10	$23.68

Total return (b)	(9.67	)%(c)	(32.21)%	19.84	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$167,804		$198,535	$236,782
Ratio of gross expenses to average net assets	0.63	%(d)	0.59%	0.63	%(d)
Ratio of net expenses to average net assets	0.58	%(d)	0.57%	0.57	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.57	%(d)	0.57%	0.57	%(d)
Ratio of net investment income (loss) to average net assets	1.99	%(d)	0.95%	(0.38	)%(d)
Portfolio turnover rate	18	%(c)	35%	9	%(c)

	RVE Hard Assets Producers ETF

	For the Six Months Ended June 30, 2012		For the Year Ended December 31,			For the Period August 29, 2008(a) through December 31, 2008

			2011	2010	2009

	(unaudited)
Net asset value, beginning of period	$33.76		$38.83	$33.58	$23.27	$39.60

Income from investment operations:
Net investment income	0.41		0.66	0.30	0.26	0.05
Net realized and unrealized gain (loss) on investments	(0.41)		(5.07)	5.26	10.30	(16.31)

Total from investment operations	0.00		(4.41)	5.56	10.56	(16.26)

Less:
Dividends from net investment income	—		(0.66)	(0.31)	(0.25)	(0.07)

Net asset value, end of period	$33.76		$33.76	$38.83	$33.58	$23.27

Total return (b)	0.00	%(c)	(11.36)%	16.57%	45.36%	(41.07	)%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$136,734		$158,687	$209,695	$97,394	$24,429
Ratio of gross expenses to average net assets	0.67	%(d)	0.64%	0.63%	0.98%	2.20	%(d)
Ratio of net expenses to average net assets	0.53	%(d)	0.61%	0.63%	0.65%	0.75	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.52	%(d)	0.61%	0.63%	0.65%	0.65	%(d)
Ratio of net investment income to average net assets	2.03	%(d)	1.40%	1.26%	1.38%	1.49	%(d)
Portfolio turnover rate	4	%(c)	15%	19%	28%	19	%(c)

(a)	Commencement of operations
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	Solar Energy ETF#

	For the Six Months Ended June 30, 2012					For the Period April 21, 2008(a) through December 31, 2008

			For the Year Ended December 31,

			2011	2010	2009

	(unaudited)
Net asset value, beginning of period	$55.35		$165.75	$233.70	$213.30	$610.20

Income from investment operations:
Net investment income	1.05		3.75	0.90	1.50	0.05
Net realized and unrealized gain (loss) on investments	(17.15)		(110.70)	(67.80)	20.25	(396.95)

Total from investment operations	(16.10)		(106.95)	(66.90)	21.75	(396.90)

Less:
Dividends from net investment income	—		(3.45)	(1.05)	(1.35)	—

Net asset value, end of period	$39.25		$55.35	$165.75	$233.70	$213.30

Total return (b)	(29.00	)%(c)	(64.50)%	(28.65)%	10.17%	(65.04	)%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$9,814		$9,950	$24,867	$34,279	$18,483
Ratio of gross expenses to average net assets	1.60	%(d)	1.06%	0.92%	0.96%	1.23	%(d)
Ratio of net expenses to average net assets	0.66	%(d)	0.65%	0.65%	0.66%	0.65	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.65	%(d)	0.65%	0.65%	0.65%	0.65	%(d)
Ratio of net investment income (loss) to average net assets	4.00	%(d)	2.63%	0.50%	0.86%	(0.02	)%(d)
Portfolio turnover rate	23	%(c)	35%	37%	51%	52	%(c)

	Steel ETF

	For the Six Months Ended June 30, 2012		For the Year Ended

			2011	2010	2009	2008	2007

	(unaudited)
Net asset value, beginning of period	$47.64		$72.48	$61.57	$29.43	$85.02	$46.38

Income from investment operations:
Net investment income	0.66		1.14	0.86	0.92	1.12	0.53
Net realized and unrealized gain (loss) on investments	(3.72)		(24.84)	11.08	32.20	(55.35)	38.60

Total from investment operations	(3.06)		(23.70)	11.94	33.12	(54.23)	39.13

Less:
Dividends from net investment income	—		(1.14)	(0.87)	(0.92)	(1.31)	(0.49)
Distributions from net realized gains	—		—	—	—	(0.05)	—
Return of capital	—		—	(0.16)	(0.06)	—	—

Total Dividends and Distributions	—		(1.14)	(1.03)	(0.98)	(1.36)	(0.49)

Net asset value, end of period	$44.58		$47.64	$72.48	$61.57	$29.43	$85.02

Total return (b)	(6.42	)%(c)	(32.70)%	19.39%	112.51%	(63.79)%	84.36%

Ratios/Supplemental Data
Net assets, end of period (000’s)	$118,147		$181,037	$279,066	$390,947	$89,754	$250,821
Ratio of gross expenses to average net assets	0.60	%(d)	0.58%	0.55%	0.59%	0.60%	0.62%
Ratio of net expenses to average net assets	0.56	%(d)	0.55%	0.55%	0.56%	0.55%	0.55%
Ratio of net expenses, excluding interest expense, to average net assets	0.55	%(d)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	2.29	%(d)	1.97%	1.04%	2.79%	1.44%	1.15%
Portfolio turnover rate	4	%(c)	3%	13%	19%	21%	5%

(a)	Commencement of operations
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(c)	Not annualized
(d)	Annualized
#	On July 2, 2012, the Fund effected a 1 for 15 reverse share split (See Note 14). Per share data for all periods have been adjusted to reflect the split.

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	Unconventional Oil & Gas ETF

	For the Period February 14, 2012(a) through June 30, 2012

	(unaudited)
Net asset value, beginning of period	$25.02

Income from investment operations:
Net investment income	0.10
Net realized and unrealized loss on investments	(4.03)

Total from investment operations	(3.93)

Net asset value, end of period	$21.09

Total return (b)	(15.71	)%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$15,820
Ratio of gross expenses to average net assets	1.57	%(d)
Ratio of net expenses to average net assets	0.54	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.54	%(d)
Ratio of net investment income to average net assets	1.41	%(d)
Portfolio turnover rate	11	%(c)

	Uranium+Nuclear Energy ETF

	For the Six Months Ended June 30, 2012		For the Year Ended December 31,				For the Period August 13, 2007(a) through December 31, 2007

			2011	2010	2009	2008

	(unaudited)
Net asset value, beginning of period	$14.94		$25.29	$22.65	$19.30	$35.62	$40.18

Income from investment operations:
Net investment income (loss)	0.19		(0.09)	0.51	0.22	1.27	0.05
Net realized and unrealized gain (loss) on investments	(0.83)		(8.33)	3.19	3.55	(17.59)	(2.66)

Total from investment operations	(0.64)		(8.42)	3.70	3.77	(16.32)	(2.61)

Less:
Dividends from net investment income	—		(1.93)	(1.06)	(0.42)	—	(1.95)

Net asset value, end of period	$14.30		$14.94	$25.29	$22.65	$19.30	$35.62

Total return (b)	(4.28	)%(c)	(33.29)%	16.37%	19.52%	(45.82)%	(6.51	)%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$78,629		$86,668	$260,442	$157,402	$135,065	$126,453
Ratio of gross expenses to average net assets	0.69	%(d)	0.63%	0.57%	0.66%	0.61%	0.71	%(d)
Ratio of net expenses to average net assets	0.60	%(d)	0.62%	0.57%	0.66%	0.61%	0.65	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.60	%(d)	0.61%	0.57%	0.63%	0.61%	0.65	%(d)
Ratio of net investment income to average net assets	2.11	%(d)	1.42%	2.53%	1.00%	1.31%	0.01	%(d)
Portfolio turnover rate	29	%(c)	51%	40%	45%	23%	10	%(c)

(a)	Commencement of operations
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(c)	Not annualized
(d)	Annualized

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS
June 30, 2012 (unaudited)

Note 1—Fund Organization—Market Vectors ETF Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of June 30, 2012, offers forty nine investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: Agribusiness ETF, Coal ETF, Global Alternative Energy ETF, Gold Miners ETF, Junior Gold Miners ETF, Oil Services ETF, Rare Earth/Strategic Metals ETF, RVE Hard Assets Producers ETF, Solar Energy ETF, Steel ETF, Unconventional Oil & Gas ETF and Uranium+Nuclear Energy ETF (each a “Fund” and, together, the “Funds”). Each Fund was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in an index sponsored, licensed or managed by the NYSE Euronext, Deutsche Börse AG, Ardour Global Indexes, LLC, Stowe Global Indexes, S-Network Global Indexes, LLC and Market Vectors Index Solutions GmbH, a wholly owned subsidiary of the Adviser.

The Funds’ commencement of operations dates and their respective Indices are presented below:

Fund	Commencement of Operations	Index

Agribusiness ETF	August 31, 2007	DAXglobal® Agribusiness Index
Coal ETF	January 10, 2008	Stowe Coal Index®
Global Alternative Energy ETF	May 03, 2007	Ardour Global IndexSM (Extra Liquid)
Gold Miners ETF	May 16, 2006	NYSE Arca Gold Miners Index
Junior Gold Miners ETF	November 10, 2009	Market Vectors Junior Gold Miners Index*
Oil Services ETF	December 20, 2011	Market Vectors US Listed Oil Services 25 Index*
Rare Earth/Strategic Metals ETF	October 27, 2010	Market Vectors Rare Earth/Strategic Metals Index*
RVE Hard Assets Producers ETF	August 29, 2008	RogersTM—Van Eck Hard Assets Producers Index
Solar Energy ETF	April 21, 2008	Ardour Solar Energy IndexSM
Steel ETF	October 10, 2006	NYSE Arca Steel Index
Unconventional Oil & Gas ETF	February 14, 2012	Market Vectors Unconventional Oil & Gas Index*
Uranium+Nuclear Energy ETF	August 13, 2007	DAXglobal® Nuclear Energy Index

*	Published by Market Vectors Index Solutions GmbH.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

A.

Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Funds’ Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations with more than sixty days remaining to

NOTES TO FINANCIAL STATEMENTS
(continued)

maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in the interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assumes the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Fund’s investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.

Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.

Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.

Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gains and losses from foreign currency transactions.

E.

Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each Fund’s Schedule of Investments.

F.

Use of Derivative Instruments—The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. The Funds had no derivative instruments during the period ended June 30, 2012.

Forward Foreign Currency Contracts—The Funds are subject to foreign currency risk in the normal course of pursuing its investment objectives. The Funds may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities or to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts are included in realized gain (loss) on forward foreign currency contracts and foreign currency transactions. The Funds may incur additional risk from investments in forward foreign currency contracts if the counterparty is unable to fulfill its obligation or there are unanticipated movements of the foreign currency relative to the U.S. dollar. The Funds had no forward foreign currency contracts during the period ended June 30, 2012.

G.

Other—Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Realized gains and losses are calculated on the identified cost basis. Interest income, including amortization of premiums and discounts, is accrued as earned.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.50% of each Fund’s average daily net assets. The Adviser has agreed, at least until May 1, 2013, to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that each Fund’s total annual operating expenses does not exceed the expense caps, excluding interest expense, listed in the table below.

The current expense caps and the amounts waived by the Adviser for the period ended June 30, 2012, are as follows:

Fund	Expense Cap	Waiver of Management Fees	Expenses Assumed by Adviser

Agribusiness ETF	0.56%	$—	$—
Coal ETF	0.59	92,502	—
Global Alternative Energy ETF	0.62	47,223	—
Gold Miners ETF	0.53	—	—
Junior Gold Miners ETF	0.56	—	—
Oil Services ETF	0.35	181,054	—
Rare Earth/Strategic Metals ETF	0.57	56,932	—
RVE Hard Assets Producers ETF	0.49 *	114,477	—
Solar Energy ETF	0.65	30,706	27,222
Steel ETF	0.55	32,165	—
Unconventional Oil & Gas ETF	0.54	26,646	28,244
Uranium+Nuclear Energy ETF	0.60	36,959	—

*	The Fund expense cap prior to May 1, 2012 for RVE Hard Assets Producers ETF was 0.59%.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ Distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

NOTES TO FINANCIAL STATEMENTS
(continued)

Note 4—Investments—For the period ended June 30, 2012, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold

Agribusiness ETF	$362,137,809	$340,518,819
Coal ETF	167,882,361	29,472,578
Global Alternative Energy ETF	7,460,924	7,177,113
Gold Miners ETF	8,697,878,067	440,180,601
Junior Gold Miners ETF	299,657,111	304,044,563
Oil Services ETF	23,635,297	15,918,748
Rare Earth/Strategic Metals ETF	37,229,038	36,060,110
RVE Hard Assets Producers ETF	8,403,121	7,298,023
Solar Energy ETF	3,665,041	2,707,386
Steel ETF	8,062,665	6,379,037
Unconventional Oil & Gas ETF	1,544,449	1,469,678
Uranium+Nuclear Energy ETF	27,557,188	26,388,951

Note 5—Income Taxes—As of June 30, 2012, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Agribusiness ETF	$5,989,586,464	$317,625,620	$(565,018,596)	$(247,392,976)
Coal ETF	350,511,591	63,944	(159,192,844)	(159,128,900)
Global Alternative Energy ETF	124,848,470	3,627,636	(67,843,333)	(64,215,697)
Gold Miners ETF	10,922,059,394	23,165,788	(2,439,250,621)	(2,416,084,833)
Junior Gold Miners ETF	3,365,434,608	19,321,289	(1,103,588,404)	(1,084,267,115)
Oil Services ETF	1,130,192,494	2,735,506	(37,939,867)	(35,204,361)
Rare Earth/Strategic Metals ETF	306,918,552	6,928,225	(106,578,261)	(99,650,036)
RVE Hard Assets Producers ETF	153,084,934	10,230,341	(23,833,699)	(13,603,358)
Solar Energy ETF	30,587,935	—	(17,928,032)	(17,928,032)
Steel ETF	220,313,305	342,676	(86,700,710)	(86,358,034)
Unconventional Oil & Gas ETF	18,726,213	89,774	(2,989,293)	(2,899,519)
Uranium+Nuclear Energy ETF	126,021,834	3,632,529	(36,372,057)	(32,739,528)

No dividends or distributions have been paid so far this year. The tax character of dividends paid to shareholders during the year ended December 31, 2011 is as follows:

	2011 Dividends

Fund	Ordinary Income	Long—Term Capital Gains	Return of Capital

Agribusiness ETF	$34,623,770	$—	$1,217,830
Coal ETF	4,781,700	—	—
Global Alternative Energy ETF	1,791,370	—	70,430
Gold Miners ETF	26,160,375	—	—
Junior Gold Miners ETF*	96,438,510	27,190,190	—
Rare Earth/Strategic Metals ETF	12,770,200	—	—
RVE Hard Assets Producers ETF	3,102,000	—	—
Solar Energy ETF	629,100	—	—
Steel ETF	4,339,600	—	—
Uranium+Nuclear Energy ETF	11,398,800	—	—

*	Includes short-term capital gains.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for open tax years (tax years ended December 31, 2008-2011), or expected to be taken in the Funds’ current tax year. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

At December 31, 2011, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

	Post-Effective– No Expiration Short-Term Capital Losses	Post-Effective– No Expiration Long-Term Capital Losses
			Amount Expiring in the Year Ended December 31,

Fund			2018	2017	2016	2015

Agribusiness ETF	$70,503,104	$21,256,928	$85,630,099	$257,031,280	$40,221,865	$28,875
Coal ETF	—	—	18,822,843	155,793,705	17,994,621	—
Global Alternative Energy ETF	443,810	15,702,217	34,193,213	158,919,596	13,029,866	67,613
Gold Miners ETF	84,467,580	28,790,721	1,784,160	388,612,074	63,268,445	—
Junior Gold Miners ETF	17,689,688	—	—	—	—	—
Rare Earth/Strategic Metals ETF	13,814,057	—	—	—	—	—
RVE Hard Assets Producers ETF	1,148,795	626,598	540,880	1,722,348	24,629	—
Solar Energy ETF	1,502,991	4,697,829	8,586,525	19,016,483	800,768	—
Steel ETF	58,285	638,689	21,020,656	79,176,906	10,643,838	—
Uranium+Nuclear Energy ETF	7,920,971	26,543,264	41,593,262	49,042,636	11,040,582	500,169

Coal ETF utilized capital loss carryforwards of $3,891,171 during the year ended December 31, 2011.

Note 6—Capital Share Transactions—As of June 30, 2012, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Shares are issued and redeemed by the Funds only in Creation Units, consisting of 50,000 shares, or multiples thereof. The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index plus a small amount of cash. For the period ended June 30, 2012 the Trust had in-kind contributions and redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions

Agribusiness ETF	$35,521,607	$439,354,618
Coal ETF	67,711,254	164,101,830
Global Alternative Energy ETF	—	8,124,168
Gold Miners ETF	4,110,858,584	3,585,562,584
Junior Gold Miners ETF	913,702,642	193,924,412
Oil Services ETF	2,781,381,091	2,586,343,196
Rare Earth/Strategic Metals ETF	4,307,913	16,537,018

NOTES TO FINANCIAL STATEMENTS
(continued)

Fund	In-Kind Contributions	In-Kind Redemptions

RVE Hard Assets Producers ETF	8,991,072	29,744,693
Solar Energy ETF	3,923,614	—
Steel ETF	42,032,572	104,176,877
Unconventional Oil & Gas ETF	18,985,381	—
Uranium+Nuclear Energy ETF	2,602,489	6,943,592

Note 7—Concentration of Risk—The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective by investing in a portfolio of securities that generally replicates the Funds’ index. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of comparable U.S. issuers.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York (“BNY Mellon”), the securities lending agent and also the Fund’s custodian. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. During the term of the loan, the Funds will continue to receive any dividends or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedules of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the Bank of New York Overnight Government Fund and the Bank of New York Institutional Cash Reserve (“BNY Fund”). Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the securities lending agent. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The loans outstanding and the collateral received at the end of the period were as follows:

Fund	Value of Securities Loaned	Value of Collateral

Agribusiness ETF	$334,931,745	$348,105,868
Coal ETF	15,745,243	16,747,740
Global Alternative Energy ETF	12,836,840	13,289,849
Gold Miners ETF	295,612,695	307,614,184
Junior Gold Miners ETF	150,867,804	161,284,497
Oil Services ETF	67,395,060	68,949,189
Rare Earth/Strategic Metals ETF	37,654,150	39,674,895
RVE Hard Assets Producers ETF	2,496,143	2,617,771
Solar Energy ETF	2,675,042	2,837,888
Steel ETF	15,357,054	15,870,971
Uranium+Nuclear Energy ETF	10,573,078	11,179,387

Note 10—Bank Line of Credit—Certain Funds may participate in a $130 million committed credit facility (“Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2012, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate	Outstanding Loan Balance as of June 30, 2012

Agribusiness ETF	150	$4,489,356	1.88%	$4,885,001
Coal ETF	61	819,403	1.91	466,999
Global Alternative Energy ETF	101	95,608	1.90	150,002
Gold Miners ETF	108	5,214,324	1.90	—
Junior Gold Miners ETF	157	6,324,506	1.88	—
Oil Services ETF	95	1,498,777	1.89	709,001
Rare Earth/Strategic Metals ETF	121	1,073,193	1.90	6,615,758
RVE Hard Asset Producers ETF	162	543,685	1.89	482,125
Solar Energy ETF	77	45,740	1.90	—
Steel ETF	135	298,780	1.89	102,000
Uranium+Nuclear Energy ETF	87	209,356	1.90	62,000

Note 11—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended June 30, 2012, there were no offsets of custodial fees.

Note 12—Recent Accounting Pronouncements—In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11, Balance Sheet (Topic 210) Disclosures about Offsetting Assets and Liabilities, which requires an entity to make additional disclosures about offsetting assets and liabilities and related arrangements. The new guidance seeks to enhance disclosures by requiring improved information about financial instruments and derivatives instruments that are either: (1) offset in according with GAAP, or (2) subject to enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with GAAP. The new guidance is effective for periods beginning on or after January 1, 2013. Management is currently evaluating the implications of this change and its impact on the Funds’ financial statements.

Note 13—Stock Split—On January 27, 2012, the Board of Trustees of the Trust approved a 3 for 1 share split for the Oil Services ETF. The split took place for shareholders of record as of the close of business on February 10, 2012, and were paid on February 13, 2012. Fund shares began trading on a split-adjusted basis on February 14, 2012. The Statements of Assets and Liabilities, Statements of Changes in Net Assets and Financial Highlights for the Oil Services ETF have been adjusted to reflect the 3 for 1 share split.

Note 14—Subsequent Event Review—The Funds have evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On July 2, 2012, the Board of Trustees of the Trust approved a 1 for 15 reverse share split for Solar Energy ETF. Fund shares began trading on a split-adjusted basis on July 2, 2012. The Statements of Assets and Liabilities, Statements of Changes in Net Assets and Financial Highlights for Solar Energy ETF have been adjusted to reflect the 1 for 15 reverse share split.

MARKET VECTORS ETF TRUST

APPROVAL OF INVESTOR MANAGEMENT AGREEMENT

At a meeting held on June 7, 2012 (the “Meeting”), the Board, including all of the Independent Trustees, approved investment management agreements between the Trust and the Adviser (each an “Investment Management Agreement”) with respect to Market Vectors Saudi Arabia ETF and Saudi Arabia Small-Cap ETF (the “Funds”).

The Board’s approval of each Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of each Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of each Investment Management Agreement was based, in part, on information obtained through discussions with management of the Funds and the Adviser at the Meeting and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved or proposed to be involved in the management and administration of the Funds. The Trustees also considered the terms of, and scope of services that the Adviser would provide under, each Investment Management Agreement, including the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits for a period of at least one year following the effective date of each Fund’s respective registration statement. The Trustees also considered information with respect to the financial condition of the Adviser, the current status, as they understood it, of the Adviser’s compliance environment and the Adviser’s views of the proposed service providers.

In addition, the Trustees were given data on the exchange-traded fund market and expense ratios of other funds. The Trustees considered the benefits, other than the fees under the Investment Management Agreements, that the Adviser would receive from serving as adviser to each Fund, including any it may receive from providing administrative services to each of the Funds and from an affiliate of the Adviser serving as distributor to each Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of each of the Funds to the Adviser because the Funds had not yet commenced operations. However, the Adviser agreed to provide the Trustees with profitability information in connection with future proposed continuances of each Investment Management Agreement, which will permit the Trustees to consider in the future the extent to which economies of scale may exist and whether the fees paid to the Adviser reflect these economies of scale for the benefit of shareholders. In addition, because the Funds had not yet commenced operations, the Trustees could not consider the historical performance or the quality of services previously provided to each of the Funds, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreements.

In voting to approve the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreements are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Investment Management Agreement is in the interest of the relevant Fund and such Fund’s shareholders.

* * *

At a meeting held on June 7, 2012 (the “Renewal Meeting”), the Board, including all of the Independent Trustees, approved the continuation of an investment management agreement between the Trust and the Adviser (the “Gold Miners Investment Management Agreement”) with respect to the Market Vectors Gold Miners ETF and the continuation of the investment management agreements between the Trust and the Adviser (the “Equity Investment Management Agreements”) with respect to the Market Vectors Africa Index ETF, Agribusiness ETF, Agriculture Producers ETF, Brazil Small-Cap ETF, Business Development Company ETF, Business Development Company/Specialty Finance ETF, China All-Cap ETF, China Consumer Discretionary ETF, China Consumer Staples ETF, China Energy ETF, China ETF, China Financials ETF, China Health Care ETF, China Industrials ETF, China Information Technology ETF, China Materials ETF, China Small-Cap ETF, China Utilities ETF, Coal ETF, Colombia ETF, Egypt Index ETF, Emerging Europe ex-Russia Index ETF, Energy Producers ETF, GDP Weighted

Emerging Markets ETF, GDP Weighted Emerging Markets Small-Cap ETF, GDP Weighted International ex-US ETF, Germany Mid-Cap ETF, Germany Small-Cap ETF, Global Alternative Energy ETF, Global Frontier Index ETF, Gulf States Index ETF, Hard Assets Producers Extra Liquid ETF, India Small-Cap Index ETF, Indonesia Index ETF, Indonesia Small-Cap ETF, Junior Gold Miners ETF, Kuwait Index ETF, Latin America Small-Cap Index ETF, Metal Producers ETF, MLP ETF, Mongolia ETF, Municipal Bond Closed-End Fund ETF, Nigeria ETF, Nigeria-Focused West Africa ETF, Oil Services ETF, Poland ETF, Rare Earth/Strategic Metals ETF, Russia ETF, Russia Small-Cap ETF, RVE Hard Assets Producers ETF, Solar Energy ETF, Steel ETF, Unconventional Oil & Gas ETF, Uranium+Nuclear Energy ETF and Vietnam ETF (collectively, the “Equity Funds” and along with Market Vectors Gold Miners ETF, the “Funds”). The Gold Miners Investment Management Agreement and the Equity Investment Management Agreements are collectively referred to as the “Investment Management Agreements.”

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 8, 2012. At that meeting, the Trustees discussed the information the Adviser and Lipper Inc. (“Lipper”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance and expenses of the Funds and the Funds’ peer funds, information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance and expense information for certain of the Funds against their peer groups, the Trustees considered that some of the Funds generally invest in a narrower or different group of issuers than some or all of the other funds in a Fund’s designated peer group. For these and other reasons, the Trustees noted that the peer group information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Investment Management Agreements was also based on their review of information obtained through discussions with management of the Funds and the Adviser at the Renewal Meeting and the May 8, 2012 meeting and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved in the management and administration of the Funds. The Trustees also considered the terms of, and scope of services that the Adviser provides under, the Investment Management Agreements, including, where applicable, the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits for a period of time.

The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Funds’ portfolios, especially in light of the performance of those Funds that had commenced operations as of the date of the Renewal Meeting (the “Operating Funds”). In evaluating an Operating Fund’s performance, the Trustees assessed the Operating Funds’ performance based on how well the performance of an Operating Fund tracked the performance of its benchmark index, using a variety of measurements in this regard, and concluded that the investment performance of the Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser, the current status, as they understood it, of the Adviser’s compliance environment and the Adviser’s analysis of the Trust’s other service providers.

As noted above, the Trustees were also provided various data from Lipper comparing the Operating Funds’ expenses and performance to that of other exchange-traded funds (“ETFs”). In reviewing the information, the Trustees considered the Adviser’s analysis of any tracking error between each Operating Fund and its relevant benchmark index and concluded that each Operating Fund’s tracking error was within an acceptable range. The Trustees noted that the information provided showed that certain of the Operating Funds had expense ratios (after the effect of any applicable expense limitation) greater than the median of their peer group of funds. The Trustees concluded, however, in light of this information and the other information available to them, that the fees paid by the Operating Funds were reasonable in light of the performance of the Funds and the quality of services received. The Trustees noted that this comparative data, while generally helpful, was limited in its usefulness in many cases due to the lack of a large number of directly comparable ETFs.

The Trustees also considered any other benefits received by the Adviser from serving as adviser to the Funds and from providing administrative services to the Funds, and from an affiliate of the Adviser serving as distributor for the Funds.

APPROVAL OF INVESTOR MANAGEMENT AGREEMENT
(continued)

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Operating Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees noted that the Funds were still relatively new products, which therefore made it difficult to quantify the potential variability in net assets and thus determine the sustainability of any potential economies of scale which may exist. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund is reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and currently reflects an appropriate sharing of any economies of scale which may exist with shareholders. The Trustees also determined that the profits earned by the Adviser in respect of the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds.

The Trustees did not consider historical information about the profitability of Market Vectors Agriculture Producers ETF, Business Development Company ETF, Business Development Company/Specialty Finance ETF, China All-Cap ETF, China Consumer Discretionary ETF, China Consumer Staples ETF, China Energy ETF, China Financials ETF, China Health Care ETF, China Industrials ETF, China Information Technology ETF, China Materials ETF, China Small-Cap ETF, China Utilities ETF, Emerging Europe ex-Russia Index ETF, Energy Producers ETF, GDP Weighted Emerging Markets ETF, GDP Weighted Emerging Markets Small-Cap ETF, GDP Weighted International ex-US ETF, Germany Mid-Cap ETF, Global Frontier Index ETF, Hard Assets Producers Extra Liquid ETF, Kuwait Index ETF, Metal Producers ETF, MLP ETF, Mongolia ETF, Municipal Bond Closed-End Fund ETF, Nigeria ETF and Nigeria-Focused West Africa ETF to the Adviser because none of those Funds had commenced operations at the time of the Renewal Meeting. However, the Adviser agreed to provide the Trustees with profitability information in connection with future proposed continuances of the Investment Management Agreements after those Funds had commenced operations. In addition, because none of those Funds had commenced operations, the Trustees were not in a position to consider the historical performance or the quality of services previously provided to each of those Funds although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 8, 2012 meeting, as part of their consideration of the Investment Management Agreements.

In voting to approve the continuation of the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Investment Management Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Investment Management Agreement is in the interest of the Funds and each Fund’s shareholders.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a Market Vectors ETF Trust (the “Trust”) Prospectus and Summary Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus and summary prospectus contains this and other information about the investment company. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 1.888.MKT.VCTR, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 1.888.MKT.VCTR or by visiting vaneck.com.

Investment Adviser:
Van Eck Associates Corporation

Distributor:
Van Eck Securities Corporation
335 Madison Avenue
New York, NY 10017
vaneck.com

Account Assistance:
1.888.MKT.VCTR

MVHASAR

Item 2. CODE OF ETHICS.

     Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

Item 11. CONTROLS AND PROCEDURES.

(a)  The Chief Executive Officer and the Chief Financial Officer have concluded that the Market Vectors ETF Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Market Vectors ETF Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))
     that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MARKET VECTORS ETF TRUST

By (Signature and Title) /s/ John J. Crimmins, VP and CFO
                         --------------------------------
Date September 4, 2012
     -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, CEO
                        --------------------------
Date September 4, 2012
     -----------------

By (Signature and Title)  /s/ John J. Crimmins, Treasurer and CFO
                        -----------------------------------------

Date September 4, 2012
     -----------------